UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21714
MML Series Investment Fund II
(Exact name of registrant as specified in charter)
1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)
David W. O’Leary
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)
Registrant’s telephone number, including area code:	413-788-8411
Date of fiscal year end:	12/31/06
Date of reporting period:	3/31/06

Item 1. Schedule of Investments.

MML Money Market Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 99.9%
Commercial Paper — 88.3%
American General Finance Corp. 4.760%	05/15/2006	$2,700,000	$2,684,290
American Honda Finance Corp. 4.560%	04/24/2006	2,750,000	2,741,988
Becton Dickinson & Co. 4.600%	04/21/2006	733,000	731,127
Becton Dickinson & Co. 4.660%	04/17/2006	1,025,000	1,022,877
Becton Dickinson & Co. 4.730%	04/28/2006	975,000	971,541
Beethoven Funding Corp.(a) 4.600%	04/12/2006	2,456,000	2,452,548
Caterpillar Financial Services Corp. 4.650%	06/19/2006	2,750,000	2,721,939
CIT Group, Inc. 4.600%	05/05/2006	1,250,000	1,244,569
CIT Group, Inc. 4.640%	05/22/2006	1,500,000	1,490,140
DaimlerChrysler Revolving Auto Conduit LLC 4.490%	04/13/2006	140,000	139,790
DaimlerChrysler Revolving Auto Conduit LLC 4.620%	04/10/2006	1,300,000	1,298,498
DaimlerChrysler Revolving Auto Conduit LLC 4.810%	05/30/2006	1,250,000	1,240,146
E.W. Scripps Co.(a) 4.600%	04/26/2006	2,697,000	2,688,385
Eaton Corp.(a) 4.810%	04/07/2006	1,848,000	1,846,519
Estee Lauder Cos.(a) 4.800%	04/03/2006	2,725,000	2,724,273
Falcon Asset Securitization Corp.(a) 4.730%	04/19/2006	2,725,000	2,718,555
FCAR Owner Trust I 4.610%	06/16/2006	2,528,000	2,503,397
Gannett Co., Inc. 4.530%	04/04/2006	2,750,000	2,748,962
General Electric Co. 4.520%	04/06/2006	2,615,000	2,613,358
Goldman Sachs Group, Inc. 4.770%	10/31/2006	1,159,000	1,126,290
Goldman Sachs Group, Inc. 4.780%	10/31/2006	1,616,000	1,570,297

1

Govco, Inc.(a) 4.450%	04/10/2006	$1,525,000	$1,523,304
Govco, Inc.(a) 4.500%	04/18/2006	311,000	310,339
Govco, Inc.(a) 4.800%	06/14/2006	595,000	589,129
Harley-Davidson, Inc.(a) 4.530%	04/03/2006	1,778,000	1,777,553
Harley-Davidson, Inc.(a) 4.770%	04/21/2006	425,000	423,874
HSBC Finance Corp. 4.520%	04/11/2006	2,700,000	2,696,610
Kimberly-Clark Worldwide(a) 4.550%	04/05/2006	2,000,000	1,998,989
Kitty Hawk Funding Corp.(a) 4.530%	04/25/2006	1,425,000	1,420,696
Kitty Hawk Funding Corp.(a) 4.610%	05/10/2006	1,325,000	1,318,383
L’Oreal USA, Inc.(a) 4.750%	04/24/2006	1,135,000	1,131,556
McCormick & Co., Inc.(a) 4.710%	05/16/2006	1,373,000	1,364,916
McCormick & Co., Inc.(a) 4.840%	11/28/2006	1,400,000	1,354,638
National Rural Utilities Cooperative Finance Corp. 4.730%	04/13/2006	2,725,000	2,720,704
Nestle Capital Corp.(a) 4.660%	05/25/2006	2,150,000	2,134,972
New Center Asset Trust 4.610%	05/31/2006	2,701,000	2,680,247
Paccar Financial Corp. 4.680%	05/24/2006	2,700,000	2,681,397
Parker-Hannifin Corp.(a) 4.710%	04/21/2006	1,650,000	1,645,683
Procter & Gamble Co.(a) 4.520%	04/07/2006	2,750,000	2,747,928
Sheffield Receivables Corp.(a) 4.380%	04/21/2006	535,000	533,698
Sheffield Receivables Corp.(a) 4.680%	04/17/2006	2,200,000	2,195,424
South Carolina Electric & Gas 4.720%	04/25/2006	1,450,000	1,445,437
South Carolina Electric & Gas 4.780%	04/18/2006	1,250,000	1,247,178
Southern Co. (The)(a) 4.700%	05/09/2006	1,200,000	1,194,047
Toyota Motor Credit Corp. 4.470%	06/02/2006	2,740,000	2,718,907
United Healthcare Corp.(a) 4.600%	04/13/2006	1,375,000	1,372,892

2

United Healthcare Corp.(a) 4.730%	04/28/2006	$1,350,000	$1,345,211
United Technologies Corp.(a) 4.730%	04/20/2006	2,700,000	2,693,260
Variable Funding Capital Corp.(a) 4.725%	04/20/2006	2,592,000	2,585,536
Wal-Mart Stores, Inc.(a) 4.710%	05/23/2006	2,725,000	2,706,461
Windmill Funding I Corp.(a) 4.630%	04/18/2006	2,700,000	2,694,097
Wisconsin Electric Power 4.780%	04/06/2006	1,888,000	1,886,747
WM Wrigley J. Co.(a) 4.830%	07/24/2006	2,725,000	2,683,321
			97,102,623
Discount Notes — 4.8%
Federal Farm Credit Bank 4.320%	07/24/2006	628,000	619,409
Federal Farm Credit Bank 4.540%	05/03/2006	1,870,000	1,862,454
Federal Home Loan Bank 4.150%	04/03/2006	1,190,000	1,189,726
Federal Home Loan Bank 4.700%	06/07/2006	1,636,000	1,621,690
			5,293,279
U.S. Treasury Bills — 6.8%
U.S. Treasury Bill 4.185%	06/15/2006	2,400,000	2,379,075
U.S. Treasury Bill 4.290%	06/22/2006	2,115,000	2,094,333
U.S. Treasury Bill 4.530%	04/27/2006	3,030,000	3,020,087
			7,493,495
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)*			109,889,397
TOTAL INVESTMENTS — 99.9%(b)
Other Assets/(Liabilities) — 0.1%			126,280
NET ASSETS — 100.0%			$110,015,677

Notes to Portfolio of Investments

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to a value of $52,176,187 or 47.4% of net assets.

(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

3

MML Inflation-Protected Bond Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

		Principal Amount	Market Value
BONDS & NOTES — 96.6%
CORPORATE DEBT — 23.9%
Banking, Savings & Loans — 12.6%
Barclays Bank PLC, Note, MTN 5.390%	05/15/2007	$3,000,000	$2,986,290
Barclays Bank PLC, Note, MTN 5.735%	03/17/2008	1,000,000	995,680
Barclays Financial LLC, Note, MTN 4.420%	04/19/2008	1,200,000	1,201,092
CIT Group, Inc. 6.190%	12/14/2016	2,000,000	1,915,840
CIT Group, Inc., Note, MTN 5.840%	03/15/2017	1,000,000	928,160
Household Finance Corp. 6.300%	12/10/2013	1,500,000	1,464,585
HSBC Finance Corp. 6.110%	01/10/2014	1,500,000	1,443,120
International Bank for Reconstruction & Development 4.780%	12/10/2013	2,893,000	2,719,854
JP Morgan Chase & Co. Series C 5.330%	06/28/2009	2,250,000	2,210,018
KFW, Note, MTN 5.250%	03/03/2008	2,000,000	1,990,060
Morgan Stanley Series C 5.770%	11/01/2013	2,933,000	2,862,901
SLM Corp. 5.540%	11/21/2013	2,500,000	2,424,275
SLM Corp. Series MTN 5.570%	02/01/2014	1,000,000	967,020
			24,108,895
Financial Services — 7.3%
Lehman Brothers Holdings, Inc. Series G 5.420%	05/12/2014	1,500,000	1,438,815
Merrill Lynch & Co., Inc. 4.580%	03/02/2009	2,400,000	2,324,232
Merrill Lynch & Co., Inc., Series C, Note, MTN 4.790%	03/12/2007	2,000,000	1,985,360
Merrill Lynch & Co., Inc., Series C, Note, MTN 8.000%	02/10/2011	1,000,000	969,820
Morgan Stanley 5.210%	02/01/2011	1,500,000	1,453,695

1

Toyota Motor Credit Corp., Note, MTN 4.430%	07/28/2008	$2,000,000	$1,955,100
Toyota Motor Credit Corp., Note, MTN 5.666%	02/05/2016	4,000,000	3,912,200
			14,039,222
Insurance — 4.0%
Hartford Life Global Funding Trusts Series MTN 4.600%	03/15/2010	2,600,000	2,491,268
Pacific Life Global Funding(a) 6.165%	02/06/2016	4,000,000	3,788,960
Principal Life Income Funding Trusts 5.300%	04/01/2016	1,600,000	1,494,816
			7,775,044
TOTAL CORPORATE DEBT (Cost $47,103,640)			45,923,161
U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.9%
Federal Home Loan Mortgage Corporation (FHLMC) — 9.2%
Pass-Through Securities
Federal Home Loan Bank 4.500%	09/16/2013	5,750,000	5,510,494
Federal Home Loan Bank 6.045%	02/20/2007	1,750,000	1,772,873
FHLMC 3.625%	09/15/2008	2,250,000	2,175,058
FHLMC 4.500%	07/15/2013	8,600,000	8,240,357
			17,698,782
Federal National Mortgage Association (FNMA) — 6.1%
Other — 3.0%
FNMA (Benchmark Note) 4.375%	03/15/2013	5,900,000	5,628,456
Pass-Through Securities — 3.1%
FNMA 4.556%	02/17/2009	6,165,000	6,008,717
			11,637,173
Other Agencies — 3.6%
Tennessee Valley Authority 3.375%	01/15/2007	6,932,247	6,977,931
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $37,333,934)			36,313,886

2

U.S. TREASURY OBLIGATIONS — 53.8%
U.S. Treasury Bonds — 21.9%
U.S. Treasury Inflation Index 1.625%	01/15/2015	$6,094,586	$5,751,956
U.S. Treasury Inflation Index 1.875%	07/15/2015	5,427,453	5,220,158
U.S. Treasury Inflation Index 2.000%	01/15/2026	2,881,711	2,731,322
U.S. Treasury Inflation Index 2.375%	01/15/2025	8,981,945	9,035,724
U.S. Treasury Inflation Index 3.375%	04/15/2032	1,586,012	1,955,385
U.S. Treasury Inflation Index 3.625%	04/15/2028	6,416,885	7,893,450
U.S. Treasury Inflation Index 3.875%	04/15/2029	7,241,790	9,301,038
			41,889,033
U.S. Treasury Notes — 31.9%
U.S. Treasury Inflation Index 0.875%	04/15/2010	9,036,441	8,560,617
U.S. Treasury Inflation Index 1.875%	07/15/2013	6,552,079	6,363,852
U.S. Treasury Inflation Index 2.000%	07/15/2014	6,163,255	6,011,146
U.S. Treasury Inflation Index 2.000%	01/15/2016	2,821,780	2,737,567
U.S. Treasury Inflation Index 2.000%	01/15/2014	6,759,522	6,598,603
U.S. Treasury Inflation Index 3.000%	07/15/2012	7,828,602	8,158,333
U.S. Treasury Inflation Index 3.375%	01/15/2012	2,082,273	2,207,854
U.S. Treasury Inflation Index 3.500%	01/15/2011	3,798,832	4,016,754
U.S. Treasury Inflation Index 3.625%	01/15/2008	5,362,646	5,510,537
U.S. Treasury Inflation Index 3.875%	01/15/2009	5,856,878	6,134,091
U.S. Treasury Inflation Index 4.250%	01/15/2010	4,542,719	4,882,557
			61,181,911
TOTAL U.S. TREASURY OBLIGATIONS (Cost $109,077,166)			103,070,944
TOTAL BONDS & NOTES (Cost $193,514,740)			185,307,991

3

SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreements
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.250%, due 04/03/2006(b)	$3,006,661	$3,006,661
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		3,006,661
TOTAL INVESTMENTS — 98.2% (Cost $196,521,401)(c)		$188,314,652
Other Assets/(Liabilities) — 1.8%		3,452,697
NET ASSETS — 100.0%		$191,767,349

Notes to Portfolio of Investments

MTN - Medium Term Note

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to a value of $3,788,960 or 2.0% of net assets.

(b)

Maturity value $3,007,475. Collateralized by U.S. Government Agency obligation with a rate of 7.875%, maturity date of 02/25/2022, and an aggregate market value, including accrued interest, of $3,156,994.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

4

MML Managed Bond Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 0.0%
COMMON STOCK — 0.0%
Air Transportation
UAL Corp. (a)	936	$37,374
TOTAL COMMON STOCK (Cost $0)		37,374
TOTAL EQUITIES (Cost $0)		37,374

		Principal
		Amount	Market Value
BONDS & NOTES — 93.3%
ASSET BACKED SECURITIES — 1.9%
Financial Services
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1 5.000%	10/25/2033	$2,294,087	$2,175,958
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625%	06/30/2012	702,894	752,975
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 6.700%	10/25/2028	33,959	33,911
Oak Hill Credit Partners, Series 1A, Class A2 4.940%	09/12/2013	2,000,000	2,006,875
Travelers Funding Ltd., Series 1A, Class A1(b) 6.300%	02/18/2014	2,280,218	2,294,811
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2 4.230%	02/07/2015	687,462	682,079
TOTAL ASSET BACKED SECURITIES (Cost $8,035,943)			7,946,609
CORPORATE DEBT — 34.3%
Aerospace & Defense — 0.2%
Goodrich (B.F.) Co. 7.500%	04/15/2008	900,000	933,682
Air Transportation — 0.0%
United Air Lines, Inc., Series 91B(a) (c) (d) 10.110%	02/19/2006	280,958	0
US Airways, Inc. Class B(a) (c) 7.500%	04/15/2008	869,681	10,871
			10,871

1

Apparel, Textiles & Shoes — 0.2%
Kellwood Co. 7.625%	10/15/2017	$140,000	$130,986
Kellwood Co. 7.875%	07/15/2009	240,000	238,582
Mohawk Industries, Inc., Series C 6.500%	04/15/2007	350,000	352,344
Mohawk Industries, Inc., Series D 7.200%	04/15/2012	250,000	261,510
			983,422
Automotive & Parts — 1.0%
DaimlerChrysler North America Holding Corp. 4.050%	06/04/2008	500,000	484,501
DaimlerChrysler North America Holding Corp. 4.125%	03/07/2007	2,900,000	2,868,439
Ford Motor Co. 6.375%	02/01/2029	490,000	325,850
General Motors Corp.(e) 8.375%	07/15/2033	485,000	355,262
			4,034,052
Banking, Savings & Loans — 1.9%
Ametek, Inc. 7.200%	07/15/2008	1,495,000	1,538,312
Bank of America Corp. 3.250%	08/15/2008	500,000	477,881
Bank of America Corp. 4.250%	10/01/2010	375,000	357,924
CIT Group, Inc. 3.650%	11/23/2007	20,000	19,484
CIT Group, Inc. 3.875%	11/03/2008	1,400,000	1,350,217
CIT Group, Inc. 7.375%	04/02/2007	600,000	611,531
Kern River Funding Corp.(b) 4.893%	04/30/2018	959,200	926,933
MBNA Corp. 4.625%	09/15/2008	650,000	640,291
Oak Hill Securities Fund II(b) 8.920%	10/15/2006	700,000	703,500
SLM Corp.(e) 5.000%	10/01/2013	505,000	483,822
SLM Corp. 5.625%	08/01/2033	350,000	327,692
Wells Fargo & Co. 4.125%	03/10/2008	640,000	626,630
			8,064,217

2

Beverages — 0.4%
Anheuser-Busch Cos., Inc. 5.050%	10/15/2016	$350,000	$334,837
Anheuser-Busch Cos., Inc. 6.500%	02/01/2043	740,000	786,542
Constellation Brands, Inc. 8.000%	02/15/2008	260,000	269,100
Miller Brewing Co.(b) 4.250%	08/15/2008	425,000	414,622
			1,805,101
Broadcasting, Publishing & Printing — 4.1%
American Greetings Corp. 6.100%	08/01/2028	1,730,000	1,736,055
Belo Corp. 8.000%	11/01/2008	555,000	580,654
Clear Channel Communications, Inc. 6.000%	11/01/2006	275,000	275,664
Comcast Cable Communications, Inc. 6.200%	11/15/2008	1,235,000	1,255,523
Comcast Cable Communications, Inc. 8.375%	05/01/2007	1,250,000	1,288,472
Cox Communications, Inc. 4.625%	01/15/2010	2,315,000	2,219,168
Cox Communications, Inc. 6.750%	03/15/2011	475,000	487,173
Cox Enterprises, Inc.(b) 4.375%	05/01/2008	750,000	728,043
Dow Jones & Co., Inc. 3.875%	02/15/2008	1,800,000	1,754,318
Knight-Ridder, Inc. 7.125%	06/01/2011	180,000	186,576
Pearson, Inc.(b) 7.375%	09/15/2006	1,000,000	1,008,186
Rogers Cable, Inc. 5.500%	03/15/2014	500,000	473,750
Shaw Communications, Inc. 8.250%	04/11/2010	960,000	1,020,000
The Thomson Corp. 5.750%	02/01/2008	955,000	959,445
The Thomson Corp. 6.200%	01/05/2012	650,000	667,852
Time Warner, Inc. 6.150%	05/01/2007	1,390,000	1,400,419
USA Interactive 7.000%	01/15/2013	1,000,000	1,024,288
			17,065,586

3

Building Materials & Construction — 0.4%
Chemed Corp. 8.750%	02/24/2011	$655,000	$694,300
Vulcan Materials Co. 6.000%	04/01/2009	800,000	818,327
			1,512,627
Chemicals — 0.8%
Chevron Phillips Chemical Co. LLC 5.375%	06/15/2007	865,000	861,032
Cytec Industries, Inc. 5.500%	10/01/2010	475,000	464,495
ICI Wilmington, Inc. 7.050%	09/15/2007	550,000	559,495
Lubrizol Corp. 4.625%	10/01/2009	645,000	624,917
Lubrizol Corp. 5.875%	12/01/2008	425,000	428,122
Sealed Air Corp.(b) 6.875%	07/15/2033	200,000	199,360
			3,137,421
Commercial Services — 0.8%
Allied Waste North America, Inc. 8.875%	04/01/2008	210,000	220,500
Allied Waste North America, Inc., Series B 5.750%	02/15/2011	350,000	333,375
Cendant Corp. 6.875%	08/15/2006	700,000	703,353
Donnelley (R.R.) & Sons Co. 4.950%	05/15/2010	550,000	529,779
Ecolab, Inc. 6.875%	02/01/2011	1,100,000	1,158,913
Equifax, Inc. 4.950%	11/01/2007	500,000	496,034
			3,441,954
Communications — 0.1%
Echostar DBS Corp.(b) 7.125%	02/01/2016	600,000	590,250
Computer Programming Services — 0.1%
Electronic Data Systems Corp., Series B(e) 6.500%	08/01/2013	430,000	437,285
Computer Related Services — 0.1%
GTECH Holdings Corp. 4.500%	12/01/2009	315,000	305,485
Data Processing & Preparation — 0.1%
Certegy, Inc. 4.750%	09/15/2008	270,000	255,472

4

Electric Utilities — 4.3%
Allegheny Energy Supply Co. LLC(b) 8.250%	04/15/2012	$385,000	$422,056
Appalachian Power Co., Series G 3.600%	05/15/2008	560,000	539,621
Centerpoint Energy, Inc. Series B 5.875%	06/01/2008	1,310,000	1,316,685
Dominion Resources, Inc. 5.150%	07/15/2015	320,000	300,571
DPL, Inc. 8.250%	03/01/2007	529,000	540,767
Duke Energy Field Services Corp. 7.875%	08/16/2010	800,000	868,362
Elwood Energy LLC 8.159%	07/05/2026	270,481	287,988
Entergy Gulf States, Inc. 5.250%	08/01/2015	1,455,000	1,351,371
FirstEnergy Corp., Series A 5.500%	11/15/2006	885,000	885,227
FPL Group Capital, Inc. 3.250%	04/11/2006	800,000	799,737
Homer City Funding LLC 8.734%	10/01/2026	662,832	749,000
Ipalco Enterprises, Inc. 8.375%	11/14/2008	1,225,000	1,280,125
Kansas Gas & Electric Co. 5.647%	03/29/2021	425,000	405,866
MidAmerican Energy Holdings Co. 3.500%	05/15/2008	1,300,000	1,248,884
Monongahela Power Co. 6.700%	06/15/2014	450,000	476,610
Nevada Power Co., Series L 5.875%	01/15/2015	560,000	549,538
PSEG Energy Holdings, Inc. 8.625%	02/15/2008	375,000	390,937
Tampa Electric Co. 5.375%	08/15/2007	875,000	873,566
Tenaska Oklahoma(b) 6.528%	12/30/2014	460,429	444,489
TransAlta Corp. 5.750%	12/15/2013	1,200,000	1,185,816
Tri-State Generation & Transmission Association, Series 2003, Class A(b) 6.040%	01/31/2018	525,000	522,748
Tri-State Generation & Transmission Association, Series 2003, Class B(b) 7.144%	07/31/2033	580,000	631,589
TXU Corp., Series P 5.550%	11/15/2014	265,000	247,880

5

Virginia Electric and Power Co. 5.375%	02/01/2007	$660,000	$659,050
Wisconsin Electric Power 3.500%	12/01/2007	845,000	819,906
			17,798,389
Electrical Equipment & Electronics — 0.6%
Anixter, Inc. 5.950%	03/01/2015	715,000	663,486
Avnet, Inc. 8.000%	11/15/2006	40,000	40,450
Cooper Industries Ltd. 5.250%	07/01/2007	1,500,000	1,493,593
Thomas & Betts Corp., Series B MTN 6.390%	02/10/2009	275,000	279,290
			2,476,819
Energy — 2.7%
Australian Gas Light Co. Ltd.(b) 6.400%	04/15/2008	850,000	862,342
Boardwalk Pipelines LLC 5.500%	02/01/2017	235,000	226,628
Chesapeake Energy Corp. 6.500%	08/15/2017	420,000	414,750
Colonial Pipeline Co.(b) 7.630%	04/15/2032	500,000	618,046
Consolidated Natural Gas Co., Series C 6.250%	11/01/2011	1,050,000	1,072,868
Enbridge Energy Partners, LP 4.000%	01/15/2009	1,000,000	956,673
Enterprise Products Operating LP 7.500%	02/01/2011	195,000	208,158
Enterprise Products Operating LP, Series B 4.000%	10/15/2007	150,000	146,745
Gulf South Pipeline Co., LP(b) 5.050%	02/01/2015	225,000	213,456
Kinder Morgan Energy Partners LP 5.350%	08/15/2007	1,100,000	1,095,326
Kiowa Power Partners LLC(b) 4.811%	12/30/2013	362,089	350,227
Mobil Corp. 8.625%	08/15/2021	1,000,000	1,334,745
OAO Gazprom(b) 9.625%	03/01/2013	400,000	473,000
Piedmont Natural Gas Co., Series E 6.000%	12/19/2033	475,000	471,777
Plains All American Pipeline Co. 5.625%	12/15/2013	590,000	580,992
The Premcor Refining Group, Inc. 6.750%	05/01/2014	280,000	290,576

6

Williams Gas Pipelines Central, Inc.(b) 7.375%	11/15/2006	$950,000	$960,651
XTO Energy, Inc. 4.900%	02/01/2014	1,000,000	948,085
			11,225,045
Entertainment & Leisure — 0.7%
Harrah’s Operating Co., Inc. 5.500%	07/01/2010	425,000	420,698
Liberty Media Corp. 3.500%	09/25/2006	1,300,000	1,285,538
Park Place Entertainment Corp. 8.500%	11/15/2006	1,000,000	1,016,508
			2,722,744
Financial Services — 5.4%
Ahold Finance USA, Inc. 6.875%	05/01/2029	710,000	630,125
American General Finance Corp. 5.875%	07/14/2006	1,000,000	1,002,385
American Honda Finance Corp.(b) 3.850%	11/06/2008	850,000	819,861
Archstone-Smith Operating Trust REIT 5.000%	08/15/2007	1,200,000	1,193,496
Bombardier Capital, Inc.(b) 6.125%	06/29/2006	250,000	250,000
Bombardier Capital, Inc.(b) 6.750%	05/01/2012	310,000	296,050
Caterpillar Financial Services Corp., Series F 3.625%	11/15/2007	1,340,000	1,306,467
Countrywide Home Loans, Inc. 3.250%	05/21/2008	1,150,000	1,100,460
Emerald Investment Grade CBO Ltd.(b) 5.100%	05/24/2011	704,413	704,633
ERAC USA Finance Co.(b) 6.700%	06/01/2034	730,000	734,989
ERAC USA Finance Co.(b) 6.750%	05/15/2007	2,000,000	2,021,048
Franklin Resources, Inc. 3.700%	04/15/2008	960,000	929,346
General Motors Acceptance Corp. 6.150%	04/05/2007	1,000,000	982,161
Glencore Funding LLC(b) 6.000%	04/15/2014	645,000	614,038
Household Finance Corp. 4.125%	12/15/2008	415,000	402,362
Household Finance Corp. 6.375%	10/15/2011	75,000	77,821
iStar Financial, Inc. REIT 7.000%	03/15/2008	495,000	507,570

7

iStar Financial, Inc. REIT, Series B 4.875%	01/15/2009	$190,000	$186,533
iStar Financial, Inc. REIT, Series B 5.700%	03/01/2014	350,000	341,316
Jefferies Group, Inc. 7.500%	08/15/2007	300,000	307,111
Kimco Realty Corp., Series B MTN 7.860%	11/01/2007	1,100,000	1,139,669
Molson Coors Capital Finance ULC 4.850%	09/22/2010	530,000	515,088
Nisource Finance Corp. 3.200%	11/01/2006	570,000	563,068
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 6.250%	09/15/2015	150,000	146,250
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 7.125%	06/15/2014	490,000	498,575
Senior Housing Properties Trust REIT 8.625%	01/15/2012	125,000	137,500
Sony Capital Corp.(b) 4.950%	11/01/2006	850,000	845,380
Sprint Capital Corp. 6.900%	05/01/2019	360,000	384,593
Telecom Italia Capital SA 6.000%	09/30/2034	575,000	517,282
Textron Financial Corp., Series E 2.690%	10/03/2006	1,205,000	1,190,747
United Dominion Realty Trust, Inc. REIT Series MTN 4.300%	07/01/2007	750,000	734,427
Verizon Global Funding Corp. 7.750%	12/01/2030	250,000	276,187
Weingarten Realty Investors REIT, Series A 7.500%	12/19/2010	955,000	1,040,944
			22,397,482
Food Retailers — 0.3%
Delhaize America, Inc. 9.000%	04/15/2031	455,000	526,292
SuperValu, Inc. 7.875%	08/01/2009	650,000	680,636
			1,206,928
Foods — 1.0%
General Mills, Inc. 2.625%	10/24/2006	2,000,000	1,967,320
General Mills, Inc. 8.900%	06/15/2006	1,000,000	1,006,480
Smithfield Foods, Inc. 7.000%	08/01/2011	1,025,000	1,019,875
			3,993,675

8

Forest Products & Paper — 0.9%
International Paper Co. 3.800%	04/01/2008	$920,000	$889,412
Packaging Corp. of America 5.750%	08/01/2013	360,000	348,970
Rock-Tenn Co. 8.200%	08/15/2011	985,000	977,613
Sonoco Products Co. 6.500%	11/15/2013	1,500,000	1,582,263
			3,798,258
Healthcare — 0.3%
HCA, Inc. 6.950%	05/01/2012	500,000	504,830
WellPoint Health Networks, Inc. 6.375%	06/15/2006	865,000	867,188
			1,372,018
Heavy Machinery — 1.0%
Briggs & Stratton Corp. 7.250%	09/15/2007	115,000	117,731
Briggs & Stratton Corp. 8.875%	03/15/2011	725,000	801,125
Idex Corp. 6.875%	02/15/2008	775,000	785,712
Pentair, Inc. 7.850%	10/15/2009	850,000	905,686
Timken Co. 5.750%	02/15/2010	730,000	720,281
Timken Co., Series A 6.750%	08/21/2006	600,000	600,484
Toro Co. 7.800%	06/15/2027	335,000	368,267
			4,299,286
Home Construction, Furnishings & Appliances — 0.5%
D.R. Horton, Inc. 4.875%	01/15/2010	120,000	115,541
Newell Rubbermaid, Inc. 4.000%	05/01/2010	450,000	420,357
Steelcase, Inc. 6.375%	11/15/2006	1,430,000	1,427,252
			1,963,150
Industrial - Diversified — 1.3%
American Standard, Inc. 7.375%	02/01/2008	225,000	231,515
American Standard, Inc. 7.625%	02/15/2010	800,000	844,409
Blyth, Inc. 7.900%	10/01/2009	550,000	547,250
Carlisle Companies, Inc. 7.250%	01/15/2007	1,100,000	1,109,522

9

Dover Corp. 6.250%	06/01/2008	$750,000	$766,272
Leucadia National Corp. 7.750%	08/15/2013	2,000,000	2,080,000
			5,578,968
Insurance — 0.2%
Humana, Inc. 7.250%	08/01/2006	995,000	999,163
Lodging — 0.5%
Hilton Hotels Corp. 7.200%	12/15/2009	65,000	67,535
Hilton Hotels Corp. 7.625%	05/15/2008	460,000	476,805
MGM Mirage 6.000%	10/01/2009	360,000	354,600
MGM Mirage 6.750%	09/01/2012	100,000	99,875
MGM Mirage(b) 6.750%	04/01/2013	335,000	333,325
Starwood Hotels & Resorts Worldwide, Inc. 7.875%	05/01/2012	620,000	674,250
			2,006,390
Medical Supplies — 0.3%
Bausch & Lomb, Inc. 7.125%	08/01/2028	190,000	194,807
Millipore Corp. 7.500%	04/01/2007	1,000,000	1,015,541
			1,210,348
Metals & Mining — 0.7%
Alcan Aluminum Ltd. 6.250%	11/01/2008	800,000	816,087
Barrick Gold Corp. 7.500%	05/01/2007	2,000,000	2,043,932
			2,860,019
Oil & Gas — 0.8%
KeySpan Gas East Corp., Series A MTN 6.900%	01/15/2008	1,105,000	1,129,707
Lasmo (USA), Inc. 6.750%	12/15/2007	2,000,000	2,047,960
			3,177,667
Real Estate — 0.4%
EOP Operating LP 6.750%	02/15/2008	800,000	816,080
First Industrial LP 7.000%	12/01/2006	1,000,000	1,009,795
			1,825,875

10

Retail — 0.3%
Fred Meyer, Inc. 7.450%	03/01/2008	$750,000	$775,080
J.C. Penney Co., Inc. 7.950%	04/01/2017	160,000	181,361
The May Department Stores Co. 3.950%	07/15/2007	430,000	421,015
			1,377,456
Telephone Utilities — 0.6%
Cingular Wireless 5.625%	12/15/2006	200,000	200,493
Qwest Corp. 8.875%	03/15/2012	415,000	463,763
Rogers Wireless Communications, Inc. 6.375%	03/01/2014	410,000	408,975
Rogers Wireless Communications, Inc. 8.035%	12/15/2010	250,000	258,125
SBC Communications, Inc. 6.125%	02/15/2008	350,000	352,586
Verizon New England, Inc. 6.500%	09/15/2011	730,000	741,097
			2,425,039
Transportation — 1.1%
Burlington Northern Santa Fe Corp. 6.750%	03/15/2029	665,000	721,441
Burlington Northern Santa Fe Corp. 7.875%	04/15/2007	750,000	767,794
Burlington Northern Santa Fe Corp., Series H 9.250%	10/01/2006	870,000	886,159
CNF, Inc. 8.875%	05/01/2010	600,000	660,555
CSX Corp. 7.250%	05/01/2027	50,000	56,253
Hornbeck Offshore Services, Inc., Series B 6.125%	12/01/2014	360,000	345,600
Norfolk Southern Corp. 6.000%	04/30/2008	550,000	556,389
Norfolk Southern Corp. 7.350%	05/15/2007	750,000	767,183
			4,761,374
Travel — 0.2%
Sabre Holdings Corp. 6.350%	03/15/2016	865,000	840,176
TOTAL CORPORATE DEBT (Cost $145,141,002)			142,893,694

11

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.4%
Financial Services
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000%	12/25/2033	$1,557,518	$1,477,325
AES Eastern Energy LP, Series 1999-1, Class A 9.000%	01/02/2017	528,456	598,928
Asset Securitization Corp., Series 1995-MD4, Class A1 7.100%	08/13/2029	59,259	60,036
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 4.567%	08/25/2034	655,569	639,407
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA 4.013%	07/25/2034	2,063,185	1,992,787
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 3.626%	09/25/2033	500,467	496,599
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 4.167%	02/25/2034	452,660	447,627
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500%	02/25/2033	284,789	283,494
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1 2.254%	01/15/2037	657,235	640,012
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A1 5.033%	12/10/2035	369,836	368,928
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 4.605%	08/25/2034	840,150	837,229
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A 4.594%	08/25/2034	1,330,626	1,317,525
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6 3.787%	11/21/2034	600,000	570,185
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1 5.000%	12/25/2033	2,359,351	2,238,168
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A1 6.310%	11/15/2026	109,899	110,105
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA 4.664%	07/25/2033	343,119	341,979
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA 4.134%	02/25/2034	233,546	232,201

12

Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A 5.259%	02/25/2034	$81,524	$82,055
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B(b) 6.920%	02/03/2014	1,000,000	1,042,478
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A 4.988%	03/25/2034	793,883	793,843
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 5.600%	06/25/2032	304,380	303,984
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500%	10/25/2033	1,553,344	1,497,812
Vendee Mortgage Trust, Series 1992-1, Class 2Z 7.750%	05/15/2022	491,276	516,277
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000%	03/25/2034	925,942	932,088
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500%	08/25/2034	403,881	407,991
Washington Mutual, Inc., Series 2003-S11, Class A1 5.000%	11/25/2033	3,107,545	2,947,482
Washington Mutual, Inc., Series 2004-AR14, Class A1 4.269%	01/25/2035	2,383,176	2,312,442
Washington Mutual, Inc., Series 2004-AR2, Class A 5.151%	04/25/2044	1,402,652	1,411,830
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 4.223%	09/25/2034	1,746,774	1,696,792
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 4.577%	12/25/2034	2,198,343	2,146,297
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2 4.109%	06/25/2035	2,065,932	2,017,102
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $31,434,735)			30,761,008
SOVEREIGN DEBT OBLIGATIONS — 0.5%
Province of Ontario 4.750%	01/19/2016	1,700,000	1,627,672
United Mexican States 5.625%	01/15/2017	675,000	653,738
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,344,906)			2,281,410

13

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.0%
Federal Home Loan Mortgage Corporation (FHLMC) — 7.1%
Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2178, Class PB 7.000%	08/15/2029	$719,891	$737,821
Pass-Through Securities — 6.9%
FHLMC 4.000%	12/15/2009	8,275,000	7,961,528
FHLMC 5.500%	07/01/2020 - 11/01/2031	19,262,604	19,126,490
FHLMC 6.000%	09/01/2016 - 02/01/2018	525,975	532,200
FHLMC 6.500%	09/01/2016	961,949	981,339
FHLMC 7.500%	10/01/2030 - 02/01/2031	115,572	121,161
FHLMC 8.000%	03/01/2027	202,140	215,484
FHLMC 9.000%	03/01/2017	9,270	9,683
			28,947,885
			29,685,706
Federal National Mortgage Association (FNMA) — 16.4%
Pass-Through Securities
FNMA 3.875%	02/15/2010	8,000,000	7,652,626
FNMA 5.000%	08/01/2035	19,582,348	18,643,007
FNMA 5.500%	02/01/2014 - 10/01/2035	29,646,301	29,110,024
FNMA 6.000%	06/01/2016	110,565	112,064
FNMA 6.420%	11/01/2008	171,043	174,709
FNMA 6.500%	07/01/2016	398,578	407,733
FNMA 7.000%	03/01/2031 - 04/01/2031	190,861	196,877

14

FNMA 7.500%	08/01/2029 - 06/01/2031	$187,465	$196,195
FNMA 8.000%	11/01/2029 - 09/01/2031	500,064	532,224
FNMA 9.000%	05/01/2009	27,298	28,169
FNMA TBA(f) 5.500%	04/01/2021	11,650,000	11,576,278
			68,629,906
Government National Mortgage Association (GNMA) — 0.4%
Pass-Through Securities
GNMA 5.125%	11/20/2025 - 11/20/2027	41,168	41,695
GNMA 7.000%	09/15/2023 - 08/15/2032	658,007	686,629
GNMA 7.250%	11/20/2021 - 01/20/2022	217,365	226,051
GNMA 7.500%	03/15/2017 - 06/15/2024	348,197	362,306
GNMA 8.000%	07/15/2006 - 04/15/2008	146,888	148,442
			1,465,123
Other Agencies — 0.1%
Pass-Through Securities
New Valley Generation IV, TVA 4.687%	01/15/2022	517,776	505,427
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $101,950,168)			100,286,162
U.S. TREASURY OBLIGATIONS — 25.2%
U.S. Treasury Bonds — 4.3%
U.S. Treasury Bond(e) (g) 6.125%	08/15/2029	15,525,000	17,802,809
U.S. Treasury Notes — 17.8%
U.S. Treasury Note(e) 3.375%	11/15/2008	9,700,000	9,357,469
U.S. Treasury Note(e) 3.375%	10/15/2009	5,535,000	5,276,411

15

U.S. Treasury Note 3.875%	05/15/2010	$75,000	$72,340
U.S. Treasury Note(e) 4.000%	02/15/2015	32,075,000	30,060,289
U.S. Treasury Note 5.000%	02/15/2011	70,000	70,569
U.S. Treasury Note(e) 5.000%	08/15/2011	29,300,000	29,556,375
			74,393,453
U.S. Treasury Strips — 3.1%
U.S. Treasury Strips, PO 0.000%	05/15/2016	21,000,000	12,744,612
TOTAL U.S. TREASURY OBLIGATIONS (Cost $105,037,838)			104,940,874
TOTAL BONDS & NOTES (Cost $393,944,592)			389,109,757

OPTIONS — 0.0%
Bear Stearns Co., Inc Floor, Expires 10/01/14	6,000,000	79,937
TOTAL OPTIONS (Cost $80,400)		79,937
TOTAL LONG TERM INVESTMENTS (Cost $394,024,992)		389,227,068

SHORT-TERM INVESTMENTS — 12.5%
Cash Equivalents — 9.4%(h)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	1,152,253	1,152,253
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	768,168	768,168
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	537,718	537,718
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	768,168	768,168
Bank of America 4.770%	05/16/2006	591,069	591,069
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	768,168	768,168
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	1,152,252	1,152,252
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	460,901	460,901
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	1,305,886	1,305,886
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	460,901	460,901

16

BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	$1,766,787	$1,766,787
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	1,152,252	1,152,252
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	768,168	768,168
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	1,152,252	1,152,252
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	768,168	768,168
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	396,907	396,907
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	768,168	768,168
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	1,075,435	1,075,435
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	307,267	307,267
Freddie Mac Discount Note 4.711%	05/03/2006	272,765	272,765
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	1,524,327	1,524,327
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	768,168	768,168
Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	1,152,252	1,152,252
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	960,210	960,210
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	506,991	506,991
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	1,075,435	1,075,435
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	1,536,336	1,536,336
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	998,618	998,618
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	1,152,252	1,152,252
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	537,718	537,718
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	768,168	768,168
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	384,084	384,084
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	1,536,336	1,536,336
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	537,718	537,718

17

Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	$2,350,821	$2,350,821
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	1,075,435	1,075,435
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	1,536,336	1,536,336
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	1,536,336	1,536,336
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	1,152,252	1,152,252
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	768,168	768,168
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	1,152,252	1,152,252
			39,403,866
Commercial Paper — 3.1%
Alltel Corp.(b) 4.850%	04/06/2006	1,680,000	1,678,868
Consolidated Natural Gas Co. 4.810%	04/07/2006	1,110,000	1,109,110
Consolidated Natural Gas Co. 4.820%	04/06/2006	440,000	439,705
DaimlerChrysler North America Holding Corp. 4.780%	04/04/2006	2,095,000	2,094,166
Dominion Resources, Inc. 4.820%	04/10/2006	2,370,000	2,367,144
General Mills, Inc. 4.800%	04/11/2006	1,205,000	1,203,393
Newell Rubbermaid, Inc. 4.700%(b)	04/03/2006	1,170,000	1,169,695
Textron Financial Corp. 4.730%	04/05/2006	1,750,000	1,749,080
Viacom, Inc.(b) 4.850%	04/03/2006	1,000,000	999,731
			12,810,892
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			52,214,758
TOTAL INVESTMENTS — 105.8% (Cost $446,239,750)(i)			$441,441,826
Other Assets/(Liabilities) — (5.8%)			(24,233,021)
NET ASSETS — 100.0%			$417,208,805

Notes to Portfolio of Investments

MTN - Medium Term Note

PO - Principal Only

REIT - Real Estate Investment Trust

TBA - To be announced

18

(a)	Non-income producing security.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to a value of $23,874,405 or 5.7% of net assets.

(c)	Security is currently in default.
(d)	This security is valued in good faith under procedures established by the board of trustees.
(e)	Denotes all or a portion of security on loan. (Note 2).
(f)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(g)	This security is held as collateral for open futures contracts. (Note 2).
(h)	Represents investments of security lending collateral. (Note 2).
(i)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

19

MML Blend Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 60.2%
COMMON STOCK — 60.2%
Advertising — 0.0%
Monster Worldwide, Inc.(a)	3,700	$184,482
Omnicom Group, Inc.	100	8,325
		192,807
Aerospace & Defense — 2.5%
Boeing Co.	77,900	6,070,747
General Dynamics Corp.	61,100	3,909,178
Honeywell International, Inc.	24,700	1,056,172
Lockheed Martin Corp.	35,800	2,689,654
Northrop Grumman Corp.	35,000	2,390,150
Raytheon Co.	68,200	3,126,288
Rockwell Collins, Inc.	9,300	524,055
United Technologies Corp.	51,100	2,962,267
		22,728,511
Air Transportation — 0.0%
Southwest Airlines Co.	21,200	381,388
Apparel, Textiles & Shoes — 0.4%
Coach, Inc.(a)	14,900	515,242
Jones Apparel Group, Inc.	8,200	290,034
Liz Claiborne, Inc.	3,400	139,332
Nike, Inc. Cl. B	12,300	1,046,730
Nordstrom, Inc.	28,600	1,120,548
VF Corp.	4,700	267,430
		3,379,316
Automotive & Parts — 0.2%
AutoNation, Inc.(a) (b)	100	2,155
Ford Motor Co.(b)	109,200	869,232
General Motors Corp.(b)	34,700	738,069
Genuine Parts Co.	4,100	179,703
The Goodyear Tire & Rubber Co.(a) (b)	14,000	202,720
		1,991,879
Banking, Savings & Loans — 4.9%
AmSouth Bancorporation	14,100	381,405
Bank of America Corp.	188,305	8,575,410
BB&T Corp.	23,200	909,440
Capital One Financial Corp.	23,200	1,868,064
Comerica, Inc.	7,100	411,587
Compass Bancshares, Inc.	5,500	278,355
Fannie Mae	39,200	2,014,880
Fifth Third Bancorp(b)	22,500	885,600
First Horizon National Corp.	5,600	233,240

Freddie Mac	29,500	$1,799,500
Golden West Financial Corp.	10,400	706,160
JP Morgan Chase & Co.	148,916	6,200,862
KeyCorp	32,000	1,177,600
M&T Bank Corp.	3,400	388,076
Marshall and Ilsley Corp.	5,100	222,258
Mellon Financial Corp.	17,800	633,680
National City Corp.	23,500	820,150
North Fork Bancorporation, Inc.	50	1,441
Northern Trust Corp.	100	5,250
Regions Financial Corp.	18,523	651,454
SLM Corp.	18,900	981,666
Sovereign Bancorp, Inc.	8,700	190,617
State Street Corp.	14,300	864,149
SunTrust Banks, Inc.	16,400	1,193,264
Synovus Financial Corp.	9,000	243,810
U.S. Bancorp	73,000	2,226,500
Wachovia Corp.	66,533	3,729,175
Washington Mutual, Inc.	40,209	1,713,708
Wells Fargo & Co.	68,000	4,343,160
Zions Bancorp	4,400	364,012
		44,014,473
Beverages — 1.0%
Anheuser-Busch Cos., Inc.	5,700	243,789
Brown-Forman Corp. Cl. B	4,800	369,456
The Coca-Cola Co.	45,800	1,917,646
Coca-Cola Enterprises, Inc.	13,300	270,522
Constellation Brands, Inc. Cl. A(a)	6,200	155,310
The Pepsi Bottling Group, Inc.	7,300	221,847
PepsiCo, Inc.	108,100	6,247,099
		9,425,669
Broadcasting, Publishing & Printing — 0.9%
CBS Corp. Cl. B	50	1,199
Dow Jones & Co., Inc.(b)	3,100	121,830
Gannett Co., Inc.	15,900	952,728
Knight Ridder, Inc.	3,700	233,877
The McGraw-Hill Cos., Inc.	15,200	875,824
Meredith Corp.	3,200	178,528
New York Times Co. Cl. A(b)	100	2,531
The Scripps (E.W.) Co. Cl. A	100	4,471
Time Warner, Inc.	301,000	5,053,790
Tribune Co.	200	5,486
Univision Communications, Inc. Cl. A(a)	11,700	403,299
Viacom, Inc. Cl. B(a)	50	1,940
		7,835,503

Building Materials & Construction — 0.3%
Louisiana-Pacific Corp.	55,600	$1,512,320
Masco Corp.	13,100	425,619
Vulcan Materials Co.	4,700	407,255
		2,345,194
Chemicals — 0.6%
Air Products & Chemicals, Inc.	100	6,719
Dow Chemical Co.	66,600	2,703,294
Eastman Chemical Co.	3,300	168,729
Engelhard Corp.	9,800	388,178
Monsanto Co.	18,600	1,576,350
PPG Industries, Inc.	100	6,335
Rohm & Haas Co.	11,000	537,570
Tronox, Inc. Cl. B(a)	3,020	51,302
		5,438,477
Commercial Services — 1.0%
Allied Waste Industries, Inc.(a)	85,800	1,049,334
Donnelley (R.R.) & Sons Co.	200	6,544
eBay, Inc.(a)	77,000	3,007,620
Equifax, Inc.	7,900	294,196
Fluor Corp.	6,300	540,540
Moody’s Corp.	29,300	2,093,778
Paychex, Inc.	15,700	652,649
PerkinElmer, Inc.	7,700	180,719
Quest Diagnostics, Inc.	300	15,390
Ryder System, Inc.(b)	2,900	129,862
Waste Management, Inc.	39,600	1,397,880
		9,368,512
Communications — 0.4%
Ciena Corp.(a) (b)	29,200	152,132
Citizens Communications Co.	119,900	1,591,073
L-3 Communications Holdings, Inc.	6,100	523,319
Network Appliance, Inc.(a)	17,700	637,731
Qualcomm, Inc.	10,200	516,222
Tellabs, Inc.(a)	42,200	670,980
		4,091,457
Communications Equipment — 0.3%
Motorola, Inc.	125,100	2,866,041
Computer Integrated Systems Design — 0.2%
Autodesk, Inc.(a)	20,600	793,512
Computer Sciences Corp.(a)	25,000	1,388,750
Parametric Technology Corp.(a)	5,576	91,056
		2,273,318
Computers & Information — 3.1%
Apple Computer, Inc.(a)	71,900	4,509,568
Cisco Systems, Inc.(a)	430,500	9,328,935
Dell, Inc.(a)	4,700	139,872

EMC Corp.(a)	122,800	$1,673,764
International Business Machines Corp.	107,600	8,873,772
International Game Technology	22,500	792,450
Jabil Circuit, Inc.(a) (b)	26,100	1,118,646
Lexmark International, Inc.(a)	5,800	263,204
Solectron Corp.(a)	318,800	1,275,200
		27,975,411
Computers & Office Equipment — 0.9%
Electronic Data Systems Corp.	200	5,366
Hewlett-Packard Co.	227,300	7,478,170
Pitney Bowes, Inc.(b)	6,900	296,217
Xerox Corp.(a)	50,100	761,520
		8,541,273
Containers — 0.2%
Ball Corp.	7,100	311,193
Pactiv Corp.(a)	34,000	834,360
Sealed Air Corp.	6,800	393,516
Temple-Inland, Inc.	8,600	383,130
		1,922,199
Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.	3,800	216,980
Kimberly-Clark Corp.	18,400	1,063,520
The Procter & Gamble Co.	145,693	8,394,831
The Estee Lauder Cos., Inc. Cl. A	6,900	256,611
		9,931,942
Data Processing & Preparation — 0.5%
Affiliated Computer Services, Inc. Cl. A(a)	3,800	226,708
Automatic Data Processing, Inc.	27,400	1,251,632
First Data Corp.	37,600	1,760,432
Fiserv, Inc.(a)	8,800	374,440
IMS Health, Inc.	5,600	144,312
NCR Corp.(a)	8,800	367,752
		4,125,276
Electric Utilities — 1.7%
Ameren Corp.	6,000	298,920
American Electric Power Co.	41,800	1,422,036
CenterPoint Energy, Inc.(b)	11,100	132,423
Cinergy Corp.	7,200	326,952
Consolidated Edison, Inc.	17,100	743,850
Constellation Energy Group, Inc.	5,200	284,492
Dominion Resources, Inc.	12,400	855,972
DTE Energy Co.	12,700	509,143
Duke Energy Corp.(b)	66,500	1,938,475
Edison International	34,100	1,404,238
Entergy Corp.	6,100	420,534
Exelon Corp.	23,700	1,253,730
FirstEnergy Corp.	11,900	581,910
FPL Group, Inc.	14,400	578,016

NiSource, Inc.	5,900	$119,298
PG&E Corp.	23,700	921,930
Pinnacle West Capital Corp.	3,600	140,760
PPL Corp.	13,000	382,200
Progress Energy, Inc.	17,500	769,650
Public Service Enterprise Group, Inc.	17,400	1,114,296
Southern Co.(b)	25,300	829,081
Teco Energy, Inc.	4,700	75,764
TXU Corp.	16,500	738,540
		15,842,210
Electrical Equipment & Electronics — 3.6%
Advanced Micro Devices, Inc.(a)	56,600	1,876,856
Altera Corp.(a)	17,900	369,277
Analog Devices, Inc.	18,600	712,194
Broadcom Corp. Cl. A(a)	20,750	895,570
Emerson Electric Co.	21,700	1,814,771
Freescale Semiconductor, Inc. Cl. B(a)	51,718	1,436,209
General Electric Co.	421,800	14,670,204
Intel Corp.	110,400	2,136,240
Johnson Controls, Inc.	6,000	455,580
KLA-Tencor Corp.	9,900	478,764
LSI Logic Corp.(a)	19,900	230,044
Micron Technology, Inc.(a)	31,100	457,792
Molex, Inc.	7,400	245,680
National Semiconductor Corp.	16,900	470,496
Novellus Systems, Inc.(a)	58,300	1,399,200
Nvidia Corp.(a)	19,600	1,122,296
QLogic Corp.(a)	8,000	154,800
Rockwell Automation, Inc.	8,500	611,235
Sanmina-SCI Corp.(a)	25,200	103,320
Texas Instruments, Inc.	80,100	2,600,847
		32,241,375
Energy — 6.1%
Amerada Hess Corp.(b)	7,200	1,025,280
Anadarko Petroleum Corp.	10,900	1,101,009
Burlington Resources, Inc.	16,300	1,498,133
Chesapeake Energy Corp.	17,500	549,500
Chevron Corp.	65,569	3,801,035
ConocoPhillips(b)	64,000	4,041,600
Devon Energy Corp.	59,800	3,657,966
Exxon Mobil Corp.	288,900	17,582,454
Halliburton Co.	1,000	73,020
Kerr-McGee Corp.	14,975	1,429,813
KeySpan Corp.	6,300	257,481
Kinder Morgan, Inc.	6,300	579,537
Marathon Oil Corp.	51,100	3,892,287
Nabors Industries Ltd.(a)	100	7,158
Nicor, Inc.(b)	15,100	597,356
Noble Corp.	100	8,110

Occidental Petroleum Corp.	40,200	$3,724,530
Peoples Energy Corp.(b)	1,800	64,152
Schlumberger Ltd.	42,400	5,366,568
Sempra Energy	28,200	1,310,172
Sunoco, Inc.	6,300	488,691
Transocean, Inc.(a)	23,300	1,870,990
Valero Energy Corp.	28,500	1,703,730
Xcel Energy, Inc.(b)	27,700	502,755
		55,133,327
Entertainment & Leisure — 0.6%
The Walt Disney Co.	204,000	5,689,560
Financial Services — 4.9%
American Express Co.	52,800	2,774,112
Ameriprise Financial, Inc.	10,480	472,229
Archstone-Smith Trust	17,600	858,352
Bear Stearns Cos., Inc.	13,400	1,858,580
CIT Group, Inc.	23,100	1,236,312
Citigroup, Inc.	213,400	10,078,882
Countrywide Financial Corp.	68,900	2,528,630
Federated Investors, Inc. Cl. B	4,300	167,915
Franklin Resources, Inc.	6,600	621,984
The Goldman Sachs Group, Inc.	34,100	5,352,336
Huntington Bancshares, Inc.	6,300	152,019
Janus Capital Group, Inc.	51,400	1,190,938
Lehman Brothers Holdings, Inc.	28,400	4,104,652
Merrill Lynch & Co., Inc.	68,500	5,395,060
Morgan Stanley	84,100	5,283,162
PNC Financial Services Group, Inc.	23,200	1,561,592
Price (T. Rowe) Group, Inc.	3,400	265,914
Public Storage, Inc.	2,200	178,706
The Charles Schwab Corp.	25,600	440,576
		44,521,951
Food Retailers — 0.8%
The Kroger Co.(a)	143,900	2,929,804
Safeway, Inc.	59,400	1,492,128
Starbucks Corp.(a)	51,000	1,919,640
SuperValu, Inc.	23,600	727,352
		7,068,924
Foods — 0.8%
Archer-Daniels-Midland Co.	87,500	2,944,375
Campbell Soup Co.(b)	11,100	359,640
ConAgra Foods, Inc.	33,800	725,348
General Mills, Inc.	46,100	2,336,348
Heinz (H. J.) Co.	1,100	41,712
Kellogg Co.	1,500	66,060
McCormick & Co., Inc.	8,600	291,196

Sara Lee Corp.	30,000	$536,400
Sysco Corp.	200	6,410
		7,307,489
Forest Products & Paper — 0.1%
International Paper Co.	800	27,656
Plum Creek Timber Co., Inc.	4,700	173,571
Weyerhaeuser Co.	7,500	543,225
		744,452
Healthcare — 0.8%
Caremark Rx, Inc.(a)	13,100	644,258
Coventry Health Care, Inc.(a)	6,600	356,268
Express Scripts, Inc.(a)	21,400	1,881,060
HCA, Inc.	20,400	934,116
Humana, Inc.(a)	7,800	410,670
Laboratory Corp. of America Holdings(a)	5,700	333,336
Manor Care, Inc.	3,900	172,965
UnitedHealth Group, Inc.	42,500	2,374,050
		7,106,723
Home Construction, Furnishings & Appliances — 0.3%
Harman International Industries, Inc.	3,800	421,344
Lennar Corp. Cl. A(b)	8,100	489,078
Whirlpool Corp.(b)	16,100	1,472,667
		2,383,089
Household Products — 0.5%
Black & Decker Corp.	4,600	399,694
The Clorox Co.	100	5,985
Corning, Inc.(a)	75,300	2,026,323
Fortune Brands, Inc.	5,100	411,162
Newell Rubbermaid, Inc.	30,900	778,371
Snap-on, Inc.(b)	3,000	114,360
The Stanley Works(b)	5,100	258,366
The Sherwin-Williams Co.	16,600	820,704
		4,814,965
Industrial - Diversified — 0.5%
3M Co.	300	22,707
Cooper Industries Ltd. Cl. A	4,800	417,120
Danaher Corp.	12,600	800,730
Eaton Corp.	4,600	335,662
ITT Industries, Inc.	10,000	562,200
Tyco International Ltd.	101,331	2,723,777
		4,862,196
Insurance — 4.3%
ACE Ltd.	40,600	2,111,606
Aetna, Inc.	27,600	1,356,264
AFLAC, Inc.	12,800	577,664
Allstate Corp.	54,900	2,860,839
Ambac Financial Group, Inc.	5,400	429,840

American International Group, Inc.	110,800	$7,322,772
Aon Corp.	26,300	1,091,713
Chubb Corp.	16,600	1,584,304
Cigna Corp.	17,700	2,311,974
Cincinnati Financial Corp.	9,200	387,044
Genworth Financial, Inc. Cl. A	30,800	1,029,644
The Hartford Financial Services Group, Inc.	13,000	1,047,150
Jefferson-Pilot Corp.	7,000	391,580
Lincoln National Corp.	21,000	1,146,390
Loews Corp.	200	20,240
Marsh & McLennan Cos., Inc.	26,400	775,104
MBIA, Inc.	7,000	420,910
Metlife, Inc.	62,700	3,032,799
MGIC Investment Corp.	7,200	479,736
Principal Financial Group, Inc.	34,200	1,668,960
Progressive Corp.	8,400	875,784
Prudential Financial, Inc.	40,800	3,093,048
Safeco Corp.	5,300	266,113
St. Paul Travelers Cos.	29,735	1,242,626
Torchmark Corp.	5,800	331,180
UnumProvident Corp.(b)	24,300	497,664
WellPoint, Inc.(a)	31,700	2,454,531
		38,807,479
Lodging — 0.0%
Marriott International, Inc. Cl. A	100	6,860
Machinery & Components — 0.8%
Baker Hughes, Inc.	14,900	1,019,160
Caterpillar, Inc.	33,700	2,419,997
Cummins, Inc.	13,500	1,418,850
Dover Corp.	10,500	509,880
Ingersoll-Rand Co. Cl. A	17,200	718,788
Parker Hannifin Corp.	16,800	1,354,248
		7,440,923
Manufacturing — 0.2%
Applied Materials, Inc.	79,400	1,390,294
Avery Dennison Corp.	5,800	339,184
Millipore Corp.(a) (b)	2,700	197,262
		1,926,740
Medical Supplies — 0.9%
Agilent Technologies, Inc.(a)	57,300	2,151,615
Allergan, Inc.	4,300	466,550
Applera Corp.-Applied Biosystems Group	19,000	515,660
Bausch & Lomb, Inc.(b)	3,100	197,470
Baxter International, Inc.	21,300	826,653
Becton, Dickinson & Co.	40,400	2,487,832
Fisher Scientific International, Inc.(a)	6,900	469,545
Medtronic, Inc.	9,500	482,125
St. Jude Medical, Inc.(a)	100	4,100

Thermo Electron Corp.(a)	5,000	$185,450
Waters Corp.(a)	11,700	504,855
		8,291,855
Metals & Mining — 0.5%
Allegheny Technologies, Inc.	5,600	342,608
Freeport-McMoRan Copper & Gold, Inc. Cl. B	24,400	1,458,388
Newmont Mining Corp.	2,000	103,780
Nucor Corp.	18,400	1,928,136
Phelps Dodge Corp.	5,700	459,021
United States Steel Corp.	3,000	182,010
		4,473,943
Pharmaceuticals — 5.1%
Abbott Laboratories	83,300	3,537,751
AmerisourceBergen Corp.	26,500	1,279,155
Amgen, Inc.(a)	63,300	4,605,075
Biogen Idec, Inc.(a)	18,600	875,874
Bristol-Myers Squibb Co.	68,800	1,693,168
Cardinal Health, Inc.(b)	16,800	1,251,936
Chiron Corp.(a) (b)	5,800	265,698
Eli Lilly & Co.	8,400	464,520
Genzyme Corp.(a)	8,400	564,648
Hospira, Inc.(a)	5,290	208,743
Johnson & Johnson	108,100	6,401,682
King Pharmaceuticals, Inc.(a)	16,600	286,350
McKesson Corp.	37,500	1,954,875
Medco Health Solutions, Inc.(a)	14,800	846,856
Merck & Co., Inc.	192,800	6,792,344
Mylan Laboratories, Inc.	67,800	1,586,520
Pfizer, Inc.	394,700	9,835,924
Schering-Plough Corp.	700	13,293
Watson Pharmaceutical, Inc.(a) (b)	5,600	160,944
Wyeth	72,700	3,527,404
		46,152,760
Photography Equipment/Supplies — 0.0%
Eastman Kodak Co.	16,800	477,792
Prepackaged Software — 2.1%
Adobe Systems, Inc.(a)	29,500	1,030,140
BMC Software, Inc.(a)	62,200	1,347,252
CA, Inc.	24,853	676,250
Citrix Systems, Inc.(a)	31,000	1,174,900
Compuware Corp.(a)	18,100	141,723
Intuit, Inc.(a)	8,400	446,796
Microsoft Corp.	419,600	11,417,316
Novell, Inc.(a)	18,400	141,312
Oracle Corp.(a)	177,796	2,434,027
		18,809,716

Real Estate — 0.2%
Equity Office Properties Trust	17,400	$584,292
Equity Residential REIT	12,500	584,875
ProLogis	9,700	518,950
Simon Property Group, Inc. REIT	5,900	496,426
		2,184,543
Restaurants — 0.5%
Darden Restaurants, Inc.	16,700	685,201
McDonald’s Corp.	83,900	2,882,804
Wendy’s International, Inc.	4,500	279,225
Yum! Brands, Inc.	18,400	899,024
		4,746,254
Retail — 2.2%
AutoZone, Inc.(a)	3,800	378,784
Best Buy Co., Inc.	28,250	1,580,022
Circuit City Stores, Inc.(b)	10,600	259,488
Costco Wholesale Corp.	32,700	1,771,032
Family Dollar Stores, Inc.	6,400	170,176
Federated Department Stores, Inc.	18,951	1,383,423
The Home Depot, Inc.	30,800	1,302,840
J.C. Penney Co., Inc.	30,500	1,842,505
Lowe’s Cos., Inc.	54,100	3,485,122
Office Depot, Inc.(a)	38,500	1,433,740
Sears Holdings Corp.(a)	13,100	1,727,759
Staples, Inc.	750	19,140
The TJX Cos., Inc.	31,900	791,758
Walgreen Co.	2,100	90,573
Wal-Mart Stores, Inc.	74,400	3,514,656
		19,751,018
Retail - Grocery — 0.1%
Albertson’s, Inc.	27,700	711,059
Telephone Utilities — 2.0%
AT&T, Inc.	297,181	8,035,774
BellSouth Corp.	86,200	2,986,830
CenturyTel, Inc.	6,900	269,928
Qwest Communications International, Inc.(a) (b)	196,100	1,333,480
Sprint Nextel Corp.	142,165	3,673,544
Verizon Communications, Inc.	52,968	1,804,090
		18,103,646
Tobacco — 0.9%
Altria Group, Inc.	88,400	6,264,024
Reynolds American, Inc.(b)	15,500	1,635,250
UST, Inc.(b)	300	12,480
		7,911,754

Toys, Games — 0.1%
Hasbro, Inc.	11,000	$232,100
Mattel, Inc.	13,700	248,381
		480,481
Transportation — 1.0%
Burlington Northern Santa Fe Corp.	21,100	1,758,263
Carnival Corp.	100	4,737
CSX Corp.	6,800	406,640
FedEx Corp.	17,100	1,930,932
Norfolk Southern Corp.	42,200	2,281,754
Union Pacific Corp.	14,000	1,306,900
United Parcel Service, Inc. Cl. B	12,300	976,374
		8,665,600
Travel — 0.1%
Sabre Holdings Corp. Cl. A(b)	22,200	522,366
TOTAL COMMON STOCK (Cost $402,249,864)		546,009,696
TOTAL EQUITIES (Cost $402,249,864)		546,009,696
RIGHTS — 0.0%
Computers & Information
Seagate Technology(a) (c)	21,700	0
TOTAL RIGHTS (Cost $0)		0

		Principal
		Amount	Market Value
BONDS & NOTES — 29.6%
ASSET BACKED SECURITIES — 0.7%
Financial Services
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1 5.000%	10/25/2033	$1,961,074	$1,860,093
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625%	06/30/2012	486,391	521,046
Oak Hill Credit Partners, Series 1A, Class A2 4.940%	09/12/2013	1,500,000	1,505,156
Travelers Funding Ltd., Series 1A, Class A1(d) 6.300%	02/18/2014	1,722,831	1,733,857
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2 4.230%	02/07/2015	582,595	578,033
TOTAL ASSET BACKED SECURITIES (Cost $6,235,286)			6,198,185

CORPORATE DEBT — 10.4%
Aerospace & Defense — 0.2%
Goodrich (B.F.) Co. 7.500%	04/15/2008	$1,800,000	$1,867,365
Air Transportation — 0.0%
US Airways, Inc. Class B(a) (e) 7.500%	04/15/2008	869,681	10,871
Apparel, Textiles & Shoes — 0.1%
Kellwood Co. 7.625%	10/15/2017	130,000	121,630
Kellwood Co. 7.875%	07/15/2009	165,000	164,025
Mohawk Industries, Inc., Series D 7.200%	04/15/2012	400,000	418,416
			704,071
Automotive & Parts — 0.3%
DaimlerChrysler North America Holding Corp. 4.050%	06/04/2008	2,000,000	1,938,004
DaimlerChrysler North America Holding Corp. 4.125%	03/07/2007	525,000	519,286
Ford Motor Co. 6.375%	02/01/2029	345,000	229,425
General Motors Corp. 8.375%	07/15/2033	345,000	252,712
			2,939,427
Banking, Savings & Loans — 0.6%
Ametek, Inc. 7.200%	07/15/2008	1,040,000	1,070,130
Bank of America Corp. 4.250%	10/01/2010	800,000	763,572
CIT Group, Inc. 7.375%	04/02/2007	900,000	917,296
JP Morgan Chase & Co. 3.125%	12/11/2006	1,000,000	986,149
Kern River Funding Corp.(d) 4.893%	04/30/2018	657,001	634,899
Oak Hill Securities Fund II(d) 8.920%	10/15/2006	500,000	502,500
SLM Corp.(b) 5.000%	10/01/2013	230,000	220,354
SLM Corp. 5.625%	08/01/2033	305,000	285,561
Wells Fargo & Co. 4.125%	03/10/2008	470,000	460,181
			5,840,642

Beverages — 0.1%
Anheuser-Busch Cos., Inc. 5.050%	10/15/2016	$300,000	$287,003
Anheuser-Busch Cos., Inc. 6.500%	02/01/2043	575,000	611,164
Constellation Brands, Inc. 8.000%	02/15/2008	210,000	217,350
			1,115,517
Broadcasting, Publishing & Printing — 1.1%
American Greetings Corp. 6.100%	08/01/2028	1,445,000	1,450,057
Belo Corp. 8.000%	11/01/2008	400,000	418,489
Clear Channel Communications, Inc. 6.000%	11/01/2006	200,000	200,483
Comcast Cable Communications, Inc. 8.375%	05/01/2007	2,500,000	2,576,942
Cox Communications, Inc. 4.625%	01/15/2010	1,850,000	1,773,417
Cox Communications, Inc. 6.750%	03/15/2011	700,000	717,939
Dow Jones & Co., Inc. 3.875%	02/15/2008	800,000	779,697
Knight-Ridder, Inc. 7.125%	06/01/2011	130,000	134,750
Rogers Cable, Inc. 5.500%	03/15/2014	425,000	402,687
Shaw Communications, Inc. 8.250%	04/11/2010	415,000	440,937
USA Interactive 7.000%	01/15/2013	900,000	921,859
			9,817,257
Building Materials & Construction — 0.2%
Chemed Corp. 8.750%	02/24/2011	485,000	514,100
Vulcan Materials Co. 6.000%	04/01/2009	1,250,000	1,278,636
			1,792,736
Chemicals — 0.3%
Chevron Phillips Chemical Co. LLC 5.375%	06/15/2007	615,000	612,179
Cytec Industries, Inc. 5.500%	10/01/2010	335,000	327,591
ICI Wilmington, Inc. 7.050%	09/15/2007	735,000	747,689
Lubrizol Corp. 4.625%	10/01/2009	480,000	465,055

Lubrizol Corp. 5.875%	12/01/2008	$325,000	$327,388
Sealed Air Corp.(d) 6.875%	07/15/2033	145,000	144,536
			2,624,438
Commercial Services — 0.1%
Allied Waste North America, Inc. 8.875%	04/01/2008	140,000	147,000
Allied Waste North America, Inc., Series B(b) 5.750%	02/15/2011	300,000	285,750
Donnelley (R.R.) & Sons Co. 4.950%	05/15/2010	400,000	385,294
			818,044
Communications — 0.0%
Echostar DBS Corp.(d) 7.125%	02/01/2016	425,000	418,094
Computer Programming Services — 0.0%
Electronic Data Systems Corp., Series B(b) 6.500%	08/01/2013	310,000	315,252
Data Processing & Preparation — 0.0%
Certegy, Inc. 4.750%	09/15/2008	220,000	208,162
Electric Utilities — 1.5%
Allegheny Energy Supply Co. LLC(d) 8.250%	04/15/2012	275,000	301,469
Centerpoint Energy, Inc. Series B 5.875%	06/01/2008	1,085,000	1,090,537
Dominion Resources, Inc. 5.150%	07/15/2015	770,000	723,249
Duke Energy Field Services Corp. 7.875%	08/16/2010	1,800,000	1,953,815
Elwood Energy LLC 8.159%	07/05/2026	208,063	221,530
Entergy Gulf States, Inc. 5.250%	08/01/2015	995,000	924,133
FirstEnergy Corp., Series A 5.500%	11/15/2006	625,000	625,160
Homer City Funding LLC 8.734%	10/01/2026	455,078	514,238
Ipalco Enterprises, Inc. 8.375%	11/14/2008	975,000	1,018,875
Kansas Gas & Electric Co. 5.647%	03/29/2021	310,000	296,044
MidAmerican Energy Holdings Co. 3.500%	05/15/2008	1,050,000	1,008,714
MidAmerican Funding LLC 6.750%	03/01/2011	145,000	152,114

Monongahela Power Co. 6.700%	06/15/2014	$400,000	$423,654
Nevada Power Co., Series L 5.875%	01/15/2015	450,000	441,593
PSEG Energy Holdings, Inc. 8.625%	02/15/2008	250,000	260,625
Tampa Electric Co. 5.375%	08/15/2007	700,000	698,853
Tenaska Oklahoma(d) 6.528%	12/30/2014	508,346	490,747
TransAlta Corp. 5.750%	12/15/2013	1,000,000	988,180
Tri-State Generation & Transmission Association, Series 2003, Class A(d) 6.040%	01/31/2018	430,000	428,155
Tri-State Generation & Transmission Association, Series 2003, Class B(d) 7.144%	07/31/2033	525,000	571,697
TXU Corp., Series P 5.550%	11/15/2014	210,000	196,433
			13,329,815
Electrical Equipment & Electronics — 0.1%
Anixter, Inc. 5.950%	03/01/2015	510,000	473,256
Avnet, Inc. 8.000%	11/15/2006	105,000	106,181
Thomas & Betts Corp., Series B MTN 6.390%	02/10/2009	200,000	203,120
			782,557
Energy — 0.7%
Australian Gas Light Co. Ltd.(d) 6.400%	04/15/2008	710,000	720,309
Boardwalk Pipelines LLC 5.500%	02/01/2017	175,000	168,766
Chesapeake Energy Corp. 6.500%	08/15/2017	300,000	296,250
Colonial Pipeline Co.(d) 7.630%	04/15/2032	750,000	927,070
Consolidated Natural Gas Co., Series C 6.250%	11/01/2011	200,000	204,356
Enterprise Products Operating LP 7.500%	02/01/2011	175,000	186,809
Enterprise Products Operating LP, Series B 4.000%	10/15/2007	45,000	44,024
Gulf South Pipeline Co., LP(d) 5.050%	02/01/2015	150,000	142,304
Mobil Corp. 8.625%	08/15/2021	1,050,000	1,401,482
OAO Gazprom(d) 9.625%	03/01/2013	290,000	342,925

Piedmont Natural Gas Co., Series E 6.000%	12/19/2033	$400,000	$397,286
Plains All American Pipeline Co. 5.625%	12/15/2013	520,000	512,061
The Premcor Refining Group, Inc. 6.750%	05/01/2014	230,000	238,688
XTO Energy, Inc. 4.900%	02/01/2014	850,000	805,872
			6,388,202
Entertainment & Leisure — 0.1%
Harrah’s Operating Co., Inc. 5.500%	07/01/2010	385,000	381,103
Liberty Media Corp. 3.500%	09/25/2006	500,000	494,437
			875,540
Financial Services — 2.2%
Ahold Finance USA, Inc. 6.875%	05/01/2029	505,000	448,187
American General Finance Corp. 5.875%	07/14/2006	775,000	776,848
American Honda Finance Corp.(d) 3.850%	11/06/2008	700,000	675,179
Bombardier Capital, Inc.(d) 6.125%	06/29/2006	210,000	210,000
Bombardier Capital, Inc.(b) (d) 6.750%	05/01/2012	245,000	233,975
Caterpillar Financial Services Corp., Series F, MTN 4.500%	09/01/2008	300,000	294,571
Countrywide Home Loans, Inc. 3.250%	05/21/2008	920,000	880,368
Emerald Investment Grade CBO Ltd.(d) 5.100%	05/24/2011	2,113,238	2,113,898
ERAC USA Finance Co.(d) 6.700%	06/01/2034	670,000	674,579
ERAC USA Finance Co.(d) 6.750%	05/15/2007	1,000,000	1,010,524
Foster’s Finance Corp.(d) 6.875%	06/15/2011	835,000	876,877
Franklin Resources, Inc. 3.700%	04/15/2008	800,000	774,455
General Motors Acceptance Corp. 6.150%	04/05/2007	865,000	849,569
Glencore Funding LLC(d) 6.000%	04/15/2014	500,000	475,998
The Goldman Sachs Group, Inc. 5.150%	01/15/2014	775,000	747,205
Household Finance Corp. 4.125%	12/15/2008	875,000	848,354
Household Finance Corp. 6.375%	10/15/2011	750,000	778,209

iStar Financial, Inc. REIT 7.000%	03/15/2008	$250,000	$256,348
iStar Financial, Inc. REIT, Series B 4.875%	01/15/2009	165,000	161,990
iStar Financial, Inc. REIT, Series B 5.700%	03/01/2014	310,000	302,309
Kimco Realty Corp., Series B MTN 7.860%	11/01/2007	1,325,000	1,372,783
Nisource Finance Corp. 3.200%	11/01/2006	480,000	474,163
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 6.250%	09/15/2015	100,000	97,500
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 7.125%	06/15/2014	365,000	371,387
Senior Housing Properties Trust REIT 8.625%	01/15/2012	100,000	110,000
Simon Property Group LP 6.875%	11/15/2006	750,000	756,319
Sprint Capital Corp. 6.900%	05/01/2019	255,000	272,420
Telecom Italia Capital SA 6.000%	09/30/2034	410,000	368,844
Textron Financial Corp., Series E 2.690%	10/03/2006	1,710,000	1,689,774
Verizon Global Funding Corp. 7.750%	12/01/2030	525,000	579,993
Weingarten Realty Investors REIT, Series A 7.500%	12/19/2010	770,000	839,295
			20,321,921
Food Retailers — 0.1%
Delhaize America, Inc. 9.000%	04/15/2031	325,000	375,923
SuperValu, Inc. 7.875%	08/01/2009	455,000	476,446
			852,369
Foods — 0.5%
General Mills, Inc. 2.625%	10/24/2006	1,815,000	1,785,343
General Mills, Inc. 8.900%	06/15/2006	2,250,000	2,264,580
Smithfield Foods, Inc. 7.000%	08/01/2011	860,000	855,700
			4,905,623

Forest Products & Paper — 0.1%
Packaging Corp. of America 5.750%	08/01/2013	$250,000	$242,340
Rock-Tenn Co. 8.200%	08/15/2011	705,000	699,712
			942,052
Healthcare — 0.1%
HCA, Inc. 6.950%	05/01/2012	450,000	454,347
WellPoint Health Networks, Inc. 6.375%	06/15/2006	635,000	636,607
			1,090,954
Heavy Machinery — 0.2%
Briggs & Stratton Corp. 8.875%	03/15/2011	550,000	607,750
Timken Co. 5.750%	02/15/2010	475,000	468,676
Timken Co., Series A 6.750%	08/21/2006	500,000	500,403
Toro Co. 7.800%	06/15/2027	240,000	263,833
			1,840,662
Home Construction, Furnishings & Appliances — 0.2%
D.R. Horton, Inc. 4.875%	01/15/2010	80,000	77,027
Newell Rubbermaid, Inc. 4.000%	05/01/2010	320,000	298,920
Steelcase, Inc. 6.375%	11/15/2006	1,150,000	1,147,790
			1,523,737
Industrial - Diversified — 0.2%
American Standard, Inc. 7.625%	02/15/2010	700,000	738,858
Leucadia National Corp. 7.750%	08/15/2013	1,150,000	1,196,000
			1,934,858
Lodging — 0.2%
Hilton Hotels Corp. 7.200%	12/15/2009	355,000	368,844
MGM Mirage 6.000%	10/01/2009	250,000	246,250
MGM Mirage 6.750%	09/01/2012	725,000	724,094
Starwood Hotels & Resorts Worldwide, Inc. 7.875%	05/01/2012	495,000	538,313
			1,877,501

Medical Supplies — 0.5%
Bausch & Lomb, Inc. 7.125%	08/01/2028	$135,000	$138,415
Millipore Corp. 7.500%	04/01/2007	4,250,000	4,316,049
			4,454,464
Real Estate — 0.1%
First Industrial LP 7.600%	05/15/2007	700,000	714,695
Restaurants — 0.0%
Aramark Services, Inc. 7.100%	12/01/2006	15,000	15,147
Retail — 0.1%
J.C. Penney Co., Inc. 7.950%	04/01/2017	115,000	130,353
The May Department Stores Co. 3.950%	07/15/2007	365,000	357,373
			487,726
Telephone Utilities — 0.1%
Qwest Corp. 8.875%	03/15/2012	300,000	335,250
Rogers Wireless Communications, Inc. 6.375%	03/01/2014	350,000	349,125
			684,375
Transportation — 0.3%
Burlington Northern Santa Fe Corp. 6.750%	03/15/2029	490,000	531,588
Burlington Northern Santa Fe Corp., Series H 9.250%	10/01/2006	1,120,000	1,140,803
CSX Corp. 7.250%	05/01/2027	50,000	56,253
Hornbeck Offshore Services, Inc., Series B 6.125%	12/01/2014	315,000	302,400
Norfolk Southern Corp. 6.000%	04/30/2008	450,000	455,228
			2,486,272
Travel — 0.1%
Sabre Holdings Corp. 6.350%	03/15/2016	600,000	582,781
TOTAL CORPORATE DEBT (Cost $96,085,197)			94,563,127

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
Financial Services
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000%	12/25/2033	$1,362,829	$1,292,660
AES Eastern Energy LP, Series 1999-1, Class A 9.000%	01/02/2017	450,336	510,391
Asset Securitization Corp., Series 1995-MD4, Class A1 7.100%	08/13/2029	154,073	156,094
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 3.626%	09/25/2033	427,819	424,512
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 4.167%	02/25/2034	403,279	398,795
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500%	02/25/2033	244,819	243,706
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1 2.254%	01/15/2037	586,817	571,439
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 4.605%	08/25/2034	718,578	716,080
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A 4.594%	08/25/2034	1,147,091	1,135,797
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1 5.000%	12/25/2033	2,359,351	2,238,168
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A1 6.310%	11/15/2026	282,598	283,128
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA 4.664%	07/25/2033	306,026	305,009
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA 4.134%	02/25/2034	204,353	203,176
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A 5.259%	02/25/2034	74,644	75,129
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B(d) 6.920%	02/03/2014	3,000,000	3,127,435
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A 4.988%	03/25/2034	681,541	681,507
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 5.600%	06/25/2032	253,650	253,320
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500%	10/25/2033	1,553,344	1,497,812

Vendee Mortgage Trust, Series 1992-1, Class 2Z 7.750%	05/15/2022	$687,787	$722,788
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000%	03/25/2034	784,697	789,905
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500%	08/25/2034	324,284	327,584
Washington Mutual, Inc., Series 2003-S11, Class A1 5.000%	11/25/2033	2,693,206	2,554,484
Washington Mutual, Inc., Series 2004-AR2, Class A 5.151%	04/25/2044	1,165,497	1,173,124
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 4.223%	09/25/2034	1,412,285	1,371,875
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2 4.109%	06/25/2035	1,506,409	1,470,804
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $22,864,456)			22,524,722
SOVEREIGN DEBT OBLIGATIONS — 0.2%
Province of Ontario 4.750%	01/19/2016	1,200,000	1,148,945
United Mexican States 5.625%	01/15/2017	465,000	450,353
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,644,090)			1,599,298
U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.2%
Federal Home Loan Mortgage Corporation (FHLMC) — 2.5%
Pass-Through Securities
FHLMC 4.000%	12/15/2009	5,900,000	5,676,497
FHLMC 5.500%	07/01/2020 - 02/01/2021	14,829,975	14,736,229
FHLMC 6.000%	09/01/2016 - 02/01/2018	615,025	622,304
FHLMC 6.500%	08/01/2016 - 09/01/2016	403,567	411,702
FHLMC 7.500%	02/01/2030 - 02/01/2031	757,134	795,031

FHLMC 8.000%	08/01/2026 - 03/01/2028	$260,544	$277,744
FHLMC 9.000%	03/01/2017	27,811	29,050
			22,548,557
Federal National Mortgage Association (FNMA) — 5.5%
Pass-Through Securities
FNMA 3.875%	02/15/2010	5,700,000	5,452,496
FNMA 5.000%	09/01/2035	7,624,764	7,259,013
FNMA 5.500%	08/01/2020 - 09/01/2035	11,870,498	11,705,475
FNMA 6.000%	05/01/2016 - 06/01/2016	281,047	284,856
FNMA 7.000%	01/01/2031 - 05/01/2031	954,215	984,098
FNMA 7.500%	09/01/2029 - 05/01/2030	336,969	352,739
FNMA 8.000%	02/01/2030 - 08/01/2031	254,053	270,433
FNMA TBA(f) 4.500%	05/01/2021	8,900,000	8,500,890
FNMA TBA(f) 5.000%	04/01/2036	7,000,000	6,663,125
FNMA TBA(f) 5.500%	04/01/2036	8,540,000	8,334,506
			49,807,631
Government National Mortgage Association (GNMA) — 0.2%
Pass-Through Securities
GNMA 7.000%	04/15/2023 - 08/15/2032	395,267	413,422
GNMA 7.250%	06/20/2021 - 05/20/2022	861,103	894,940
GNMA 7.500%	09/15/2016 - 09/15/2017	255,392	265,872

GNMA 8.000%	08/15/2006 - 05/15/2008	$185,927	$188,313
GNMA 9.000%	08/15/2008 - 09/15/2009	89,753	92,491
			1,855,038
Other Agencies — 0.0%
Pass-Through Securities
New Valley Generation IV, TVA 4.687%	01/15/2022	353,029	344,609
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $75,413,765)			74,555,835
U.S. TREASURY OBLIGATIONS — 7.6%
U.S. Treasury Bonds — 3.2%
U.S. Treasury Bond(b) (g) 6.125%	08/15/2029	14,680,000	16,833,832
U.S. Treasury Bond(b) (h) 8.750%	05/15/2017	9,515,000	12,558,314
			29,392,146
U.S. Treasury Notes — 4.4%
U.S. Treasury Note(b) 3.375%	11/15/2008	2,285,000	2,204,311
U.S. Treasury Note(b) 3.375%	10/15/2009	10,090,000	9,618,607
U.S. Treasury Note 3.875%	05/15/2010	4,570,000	4,407,908
U.S. Treasury Note 4.000%	11/15/2012	125,000	118,965
U.S. Treasury Note 4.000%	02/15/2015	5,890,000	5,520,034
U.S. Treasury Note(b) 5.000%	08/15/2011	16,945,000	17,093,269
U.S. Treasury Note 5.625%	05/15/2008	575,000	583,984
			39,547,078
TOTAL U.S. TREASURY OBLIGATIONS (Cost $68,373,863)			68,939,224
TOTAL BONDS & NOTES (Cost $270,616,657)			268,380,391

OPTIONS — 0.0%
Bear Stearns Co., Inc Floor, Expires 10/01/14		$4,000,000	$53,600
TOTAL OPTIONS (Cost $53,600)			53,600
TOTAL LONG TERM INVESTMENTS (Cost $672,920,121)			814,443,687
SHORT-TERM INVESTMENTS — 19.2%
Cash Equivalents — 7.3%(i)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	1,925,605	1,925,605
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	1,283,735	1,283,735
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	898,615	898,615
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	1,283,735	1,283,735
Bank of America 4.770%	05/16/2006	987,773	987,773
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	1,283,735	1,283,735
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	1,925,603	1,925,603
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	770,241	770,241
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	2,182,350	2,182,350
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	770,241	770,241
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	2,952,591	2,952,591
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	1,925,603	1,925,603
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	1,283,735	1,283,735
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	1,925,603	1,925,603
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	1,283,735	1,283,735
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	663,296	663,296
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	1,283,735	1,283,735
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	1,797,229	1,797,229
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	513,494	513,494

Freddie Mac Discount Note 4.711%	05/03/2006	$455,836	$455,836
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	2,547,401	2,547,401
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	1,283,735	1,283,735
Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	1,925,603	1,925,603
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	1,604,669	1,604,669
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	847,265	847,265
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	1,797,229	1,797,229
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	2,567,470	2,567,470
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	1,668,856	1,668,856
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	1,925,603	1,925,603
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	898,615	898,615
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	1,283,735	1,283,735
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	641,868	641,868
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	2,567,470	2,567,470
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	898,615	898,615
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	3,928,609	3,928,609
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	1,797,229	1,797,229
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	2,567,470	2,567,470
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	2,567,470	2,567,470
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	1,925,603	1,925,603
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	1,283,735	1,283,735
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	1,925,603	1,925,603
			65,850,343

Commercial Paper — 11.9%
Alcoa, Inc. 4.830%	05/16/2006	$4,000,000	$3,975,848
Alltel Corp.(d) 4.720%	04/03/2006	3,285,000	3,284,139
Clorox Co. 4.640%	04/05/2006	1,865,000	1,864,039
Clorox Co. 4.650%	04/06/2006	1,900,000	1,898,773
Clorox Co. 4.710%	04/11/2006	3,000,000	2,996,075
Clorox Co. 4.740%	04/19/2006	1,100,000	1,097,393
Clorox Co. 4.800%	04/26/2006	3,000,000	2,990,000
Consolidated Natural Gas Co. 4.810%	04/28/2006	1,845,000	1,838,344
DaimlerChrysler North America Holding Corp. 4.700%	04/03/2006	1,800,000	1,799,530
DaimlerChrysler North America Holding Corp. 4.700%	04/04/2006	2,000,000	1,999,217
DaimlerChrysler North America Holding Corp. 4.820%	05/01/2006	1,550,000	1,543,774
DaimlerChrysler North America Holding Corp. 4.820%	05/02/2006	2,585,000	2,574,271
DaimlerChrysler North America Holding Corp. 4.870%	05/04/2006	3,150,000	3,135,938
Dominion Resources, Inc.(d) 4.660%	04/03/2006	2,245,000	2,244,419
Dominion Resources, Inc.(d) 4.680%	04/06/2006	3,200,000	3,197,920
Dominion Resources, Inc.(d) 4.770%	04/07/2006	1,175,000	1,174,066
Dow Jones & Co., Inc.(d) 4.740%	04/21/2006	3,500,000	3,490,783
Dow Jones & Co., Inc.(d) 4.830%	04/24/2006	3,000,000	2,990,743
Elsevier Finance SA(d) 4.810%	05/09/2006	2,740,000	2,726,088
Fortune Brands, Inc. 4.850%	05/18/2006	3,045,000	3,025,719
Fortune Brands, Inc. 4.880%	05/19/2006	2,000,000	1,986,987
General Mills, Inc.(d) 4.720%	04/12/2006	3,500,000	3,494,952
ITT Industries, Inc.(d) 4.830%	05/08/2006	3,500,000	3,482,625
John Deere Capital Corp.(d) 4.650%	04/10/2006	3,200,000	3,196,280

John Deere Capital Corp.(d) 4.720%	04/13/2006	$3,030,000	$3,025,233
John Deere Capital Corp.(d) 4.780%	04/27/2006	2,580,000	2,571,093
John Deere Capital Corp. 4.850%	05/15/2006	3,050,000	3,031,920
Kellogg Co.(d) 4.800%	04/26/2006	2,900,000	2,890,333
Newell Rubbermaid, Inc.(d) 4.820%	04/04/2006	605,000	604,757
Newell Rubbermaid, Inc.(d) 4.900%	04/05/2006	985,000	984,464
Public Service Co. of Colorado 4.850%	04/28/2006	399,000	397,549
Ryder System, Inc. 4.730%	04/11/2006	2,455,000	2,451,774
Ryder System, Inc. 4.770%	04/18/2006	1,250,000	1,247,184
Sara Lee Corp.(d) 4.730%	04/17/2006	1,000,000	997,898
Sara Lee Corp.(d) 4.820%	05/03/2006	3,465,000	3,450,154
South Carolina Electric & Gas 4.800%	04/27/2006	3,000,000	2,989,600
Textron Financial Corp. 4.640%	04/07/2006	3,110,000	3,107,595
Textron Financial Corp. 4.760%	04/25/2006	2,950,000	2,940,639
Textron Financial Corp. 4.830%	05/11/2006	2,555,000	2,541,288
Verizon Global Funding Corp.(d) 4.730%	04/24/2006	2,865,000	2,856,342
Walt Disney Co. 4.630%	04/04/2006	2,880,000	2,878,889
Walt Disney Co. 4.630%	04/05/2006	2,885,000	2,883,516
Walt Disney Co. 4.820%	05/10/2006	3,900,000	3,879,636
			107,737,787
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			173,588,130
TOTAL INVESTMENTS — 109.0% (Cost $846,508,251)(j)			$988,031,817
Other Assets/(Liabilities) — (9.0%)			(81,183,781)
NET ASSETS — 100.0%			$906,848,036

Notes to Portfolio of Investments

MTN - Medium Term Note

REIT - Real Estate Investment Trust

TBA - To be announced

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	This security is valued in good faith under procedures established by the board of trustees.
(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to a value of $63,419,316 or 7.0% of net assets.

(e)	Security is currently in default.
(f)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(g)	This security is held as collateral for open futures contracts. (Note 2).
(h)	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
(i)	Represents investments of security lending collateral. (Note 2).
(j)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.1%
COMMON STOCK
Advertising — 0.1%
Interpublic Group of Companies, Inc.(a) (b)	81,600	$780,096
Aerospace & Defense — 5.1%
Boeing Co.	25,100	1,956,043
Goodrich Corp.	50,500	2,202,305
Honeywell International, Inc.	270,800	11,579,408
Northrop Grumman Corp.	52,400	3,578,396
Raytheon Co.	40,000	1,833,600
United Technologies Corp.	759,300	44,016,621
		65,166,373
Apparel, Textiles & Shoes — 0.5%
The Gap, Inc.	44,700	834,996
Jones Apparel Group, Inc.	57,200	2,023,164
Limited Brands(b)	82,900	2,027,734
Nordstrom, Inc.	22,400	877,632
VF Corp.	20,700	1,177,830
		6,941,356
Automotive & Parts — 0.5%
American Axle & Manufacturing Holdings, Inc.(b)	15,800	270,654
Autoliv, Inc.	19,700	1,114,626
BorgWarner, Inc.	16,200	972,648
Cooper Tire & Rubber Co.	20,900	299,706
Lear Corp.(b)	20,400	361,692
Magna International, Inc. Cl. A(b)	11,400	862,866
Toyota Motor Corp. Sponsored ADR (Japan)	18,300	1,992,870
		5,875,062
Banking, Savings & Loans — 18.0%
Bank of America Corp.	617,100	28,102,734
BB&T Corp.(b)	14,100	552,720
Capital One Financial Corp.	218,500	17,593,620
Comerica, Inc.(b)	44,600	2,585,462
Fannie Mae	59,700	3,068,580
Freddie Mac	350,300	21,368,300
JP Morgan Chase & Co.	213,052	8,871,485
KeyCorp	43,600	1,604,480
National City Corp.	90,300	3,151,470
Regions Financial Corp.	76,969	2,707,000
SunTrust Banks, Inc.	24,200	1,760,792
U.S. Bancorp	78,500	2,394,250
UBS AG	413,530	45,475,894

1

Wachovia Corp.	773,000	$43,326,650
Washington Mutual, Inc.	51,300	2,186,406
Wells Fargo & Co.	708,200	45,232,734
		229,982,577
Beverages — 0.7%
The Coca-Cola Co.	94,100	3,939,967
Diageo PLC Sponsored ADR (United Kingdom)(b)	71,479	4,533,913
		8,473,880
Broadcasting, Publishing & Printing — 6.2%
CBS Corp. Cl. B	109,250	2,619,815
Comcast Corp. Cl. A(a)	63,700	1,666,392
Comcast Corp., Special Cl. A(a) (b)	771,100	20,141,132
Liberty Global, Inc. Cl. A(a)	784,400	16,056,668
Liberty Global, Inc. Cl. C(a) (b)	1,543,149	30,477,193
Time Warner, Inc.	372,700	6,257,633
Viacom, Inc. Cl. B(a)	57,250	2,221,300
		79,440,133
Building Materials & Construction — 0.1%
Martin Marietta Materials, Inc.	6,700	717,101
Chemicals — 2.4%
Dow Chemical Co.	220,700	8,958,213
Du Pont (E.I.) de Nemours & Co.	8,300	350,343
Eastman Chemical Co.	4,100	209,633
The Lubrizol Corp.	33,300	1,426,905
PPG Industries, Inc.	42,900	2,717,715
Praxair, Inc.	316,560	17,458,284
		31,121,093
Commercial Services — 1.6%
Cendant Corp.(b)	1,156,200	20,060,070
Communications — 0.6%
ADC Telecommunications, Inc.(a)	35,242	901,843
American Tower Corp. Cl. A(a)	12,000	363,840
Crown Castle International Corp.(a)	41,800	1,185,030
Nokia Oyj Sponsored ADR (Finland)(b)	104,500	2,165,240
Tellabs, Inc.(a)	205,600	3,269,040
		7,884,993
Computer Integrated Systems Design — 2.2%
Synopsys, Inc.(a)	1,266,559	28,307,594
Computers & Information — 0.3%
International Business Machines Corp.	22,200	1,830,834
Solectron Corp.(a)	286,000	1,144,000
Tech Data Corp.(a)	27,600	1,018,716
		3,993,550

2

Computers & Office Equipment — 0.6%
Electronic Data Systems Corp.	102,600	$2,752,758
Hewlett-Packard Co.	151,424	4,981,850
		7,734,608
Containers — 0.2%
Owens-Illinois, Inc.(a)	74,500	1,294,065
Smurfit-Stone Container Corp.(a)	81,100	1,100,527
		2,394,592
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.	44,100	2,518,110
Kimberly-Clark Corp.	48,500	2,803,300
The Procter & Gamble Co.	32,100	1,849,602
		7,171,012
Electric Utilities — 5.2%
AES Corp.(a)	1,308,894	22,329,732
Alliant Energy Corp.(b)	25,200	793,044
American Electric Power Co.	40,100	1,364,202
CMS Energy Corp.(a)	704,900	9,128,455
Constellation Energy Group, Inc.	29,000	1,586,590
Dominion Resources, Inc.	46,900	3,237,507
Edison International	51,800	2,133,124
Entergy Corp.	39,700	2,736,918
Exelon Corp.	8,000	423,200
Northeast Utilities(b)	35,125	685,991
PG&E Corp.	298,100	11,596,090
Pinnacle West Capital Corp.	43,700	1,708,670
Reliant Energy, Inc.(a) (b)	811,800	8,588,844
		66,312,367
Electrical Equipment & Electronics — 1.9%
Agere Systems, Inc.(a)	87,610	1,317,654
Arrow Electronics, Inc.(a)	30,600	987,462
ATI Technologies, Inc.(a)	369,100	6,341,138
Avnet, Inc.(a)	32,800	832,464
Celestica, Inc.(a)	95,700	1,095,765
Emerson Electric Co.	9,900	827,937
Flextronics International Ltd.(a)	178,900	1,851,615
General Electric Co.	213,000	7,408,140
Hubbell, Inc. Cl. B	16,500	845,790
Intel Corp.	70,000	1,354,500
Johnson Controls, Inc.	15,900	1,207,287
Sanmina-SCI Corp.(a)	103,700	425,170
		24,494,922
Energy — 11.9%
BP PLC Sponsored ADR (United Kingdom)	548,700	37,827,378
Chevron Corp.	106,200	6,156,414
ConocoPhillips(b)	54,594	3,447,611
Diamond Offshore Drilling, Inc.(b)	24,600	2,201,700
Exxon Mobil Corp.(b)	1,009,100	61,413,826

3

GlobalSantaFe Corp.	28,600	$1,737,450
Marathon Oil Corp.	36,300	2,764,971
Occidental Petroleum Corp.	25,100	2,325,515
Rowan Companies, Inc.	32,300	1,419,908
Sempra Energy	185,100	8,599,746
Total SA Sponsored ADR (France)	183,100	24,119,763
Xcel Energy, Inc.(b)	20,500	372,075
		152,386,357
Entertainment & Leisure — 0.5%
News Corp., Inc. Cl. A	287,600	4,777,036
The Walt Disney Co.	73,700	2,055,493
		6,832,529
Financial Services — 7.7%
Bear Stearns Companies, Inc.	73,800	10,236,060
Citigroup, Inc.	1,276,900	60,307,987
Countrywide Financial Corp.	369,600	13,564,320
The Goldman Sachs Group, Inc.	13,200	2,071,872
Huntington Bancshares, Inc.	53,000	1,278,890
Lehman Brothers Holdings, Inc.	14,200	2,052,326
Merrill Lynch & Co., Inc.	83,200	6,552,832
Morgan Stanley	26,100	1,639,602
Waddell & Reed Financial, Inc. Cl. A	41,000	947,100
		98,650,989
Foods — 2.1%
Archer-Daniels-Midland Co.	71,200	2,395,880
ConAgra Foods, Inc.	703,100	15,088,526
Del Monte Foods Co.	53,900	639,254
General Mills, Inc.	55,900	2,833,012
Kellogg Co.	17,700	779,508
The Kroger Co.(a)	114,400	2,329,184
Safeway, Inc.(b)	83,100	2,087,472
Sara Lee Corp.	40,500	724,140
		26,876,976
Forest Products & Paper — 0.2%
MeadWestvaco Corp.	15,000	409,650
Sonoco Products Co.	48,000	1,625,760
		2,035,410
Healthcare — 0.1%
GlaxoSmithKline PLC ADR (United Kingdom)	18,700	978,197
Household Products — 0.4%
The Clorox Co.	400	23,940
Corning, Inc.(a)	79,450	2,137,999
Newell Rubbermaid, Inc.	55,800	1,405,602
Unilever NV NY Shares (Netherlands)	18,500	1,280,570
		4,848,111

4

Industrial - Diversified — 0.5%
Cooper Industries Ltd. Cl. A	18,000	$1,564,200
Eaton Corp.	20,100	1,466,697
SPX Corp.	32,200	1,720,124
Textron, Inc.	21,200	1,979,868
		6,730,889
Insurance — 6.0%
ACE Ltd.	18,400	956,984
Allstate Corp.	43,500	2,266,785
American International Group, Inc.	126,200	8,340,558
Chubb Corp.(b)	15,300	1,460,232
Everest Re Group Ltd.	75,300	7,030,761
Genworth Financial, Inc. Cl. A	739,715	24,728,672
The Hartford Financial Services Group, Inc.	41,700	3,358,935
MBIA, Inc.(b)	23,300	1,401,029
Metlife, Inc.	64,000	3,095,680
MGIC Investment Corp.	12,000	799,560
PartnerRe Ltd.	27,700	1,719,893
Platinum Underwriters Holdings Ltd.	376,461	10,955,015
Prudential Financial, Inc.	15,800	1,197,798
RenaissanceRe Holdings Ltd.	19,800	863,676
St. Paul Travelers Cos.	82,782	3,459,460
Torchmark Corp.	40,900	2,335,390
UnumProvident Corp.(b)	69,600	1,425,408
XL Capital Ltd. Cl. A	27,700	1,775,847
		77,171,683
Machinery & Components — 0.0%
Ingersoll-Rand Co. Cl. A	8,800	367,752
Metals & Mining — 0.7%
Phelps Dodge Corp.	116,000	9,341,480
Pharmaceuticals — 6.2%
Abbott Laboratories	33,900	1,439,733
Bristol-Myers Squibb Co.	32,300	794,903
Eli Lilly & Co.(b)	37,400	2,068,220
Medco Health Solutions, Inc.(a)	11,200	640,864
Merck & Co., Inc.	160,600	5,657,938
Pfizer, Inc.(b)	1,727,500	43,049,300
Sanofi-Aventis ADR (France)	526,508	24,982,805
		78,633,763
Prepackaged Software — 6.8%
Compuware Corp.(a)	2,281,100	17,861,013
Microsoft Corp.	1,302,500	35,441,025
Novell, Inc.(a)	1,603,900	12,317,952
Take-Two Interactive Software, Inc.(a) (b)	1,145,900	21,382,494
		87,002,484
Restaurants — 0.3%
McDonald’s Corp.	127,900	4,394,644

5

Retail — 0.3%
Office Depot, Inc.(a)	80,600	$3,001,544
Target Corp.	17,300	899,773
		3,901,317
Telephone Utilities — 3.2%
AT&T, Inc.	314,700	8,509,488
BellSouth Corp.	57,700	1,999,305
IDT Corp. Cl. B(a) (b)	707,678	7,833,995
Sprint Nextel Corp.	532,599	13,762,358
Verizon Communications, Inc.	238,800	8,133,528
		40,238,674
Tobacco — 3.9%
Altria Group, Inc.	691,800	49,020,948
UST, Inc.(b)	30,500	1,268,800
		50,289,748
Toys, Games — 0.1%
Mattel, Inc.	64,200	1,163,946
Transportation — 0.4%
CSX Corp.	31,800	1,901,640
Norfolk Southern Corp.	47,100	2,546,697
		4,448,337
TOTAL EQUITIES (Cost $1,139,960,107)		1,253,144,665

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 7.9%
Cash Equivalents — 7.1%(c)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	$2,652,028	$2,652,028
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	1,768,018	1,768,018
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	1,237,613	1,237,613
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	1,768,019	1,768,019
Bank of America 4.770%	05/16/2006	1,360,407	1,360,407
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	1,768,018	1,768,018
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	2,652,029	2,652,029
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	1,060,810	1,060,810
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	3,005,633	3,005,633

6

Barclays Eurodollar Time Deposit 4.790%	05/10/2006	$1,060,810	$1,060,810
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	4,066,444	4,066,444
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	2,652,028	2,652,028
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	1,768,019	1,768,019
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	2,652,029	2,652,029
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	1,768,019	1,768,019
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	913,523	913,523
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	1,768,019	1,768,019
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	2,475,227	2,475,227
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	707,208	707,208
Freddie Mac Discount Note 4.711%	05/03/2006	627,798	627,798
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	3,508,398	3,508,398
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	1,768,019	1,768,019
Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	2,652,029	2,652,029
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	2,210,024	2,210,024
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	1,166,892	1,166,892
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	2,475,227	2,475,227
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	3,536,038	3,536,038
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	2,298,425	2,298,425
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	2,652,029	2,652,029
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	1,237,614	1,237,614
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	1,768,019	1,768,019
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	884,010	884,010
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	3,536,038	3,536,038

7

Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	$1,237,614	$1,237,614
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	5,410,660	5,410,660
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	2,475,227	2,475,227
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	3,536,038	3,536,038
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	3,536,038	3,536,038
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	2,652,029	2,652,029
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	1,768,019	1,768,019
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	2,652,029	2,652,029
			90,692,115
Repurchase Agreements — 0.8%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.250%, due 04/03/2006(d)		9,945,762	9,945,762
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			100,637,877
TOTAL INVESTMENTS — 106.0% (Cost $1,240,597,984)(e)			$1,353,782,542
Other Assets/(Liabilities) — (6.0%)			(76,117,838)
NET ASSETS — 100.0%			$1,277,664,704

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $9,948,455. Collateralized by a U.S. Government Agency obligation with a rate of 7.110%, maturity date of 03/25/2030, and an aggregate market value, including accrued interest, of $10,443,050.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MML Enhanced Index Core Equity Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.3%
COMMON STOCK
Advertising — 0.1%
Monster Worldwide, Inc.(a) (b)	300	$14,958
Aerospace & Defense — 4.1%
Boeing Co.	2,800	218,204
General Dynamics Corp.	2,100	134,358
Goodrich Corp.	100	4,361
Honeywell International, Inc.	800	34,208
Lockheed Martin Corp.	1,200	90,156
Northrop Grumman Corp.	1,300	88,777
Raytheon Co.	2,400	110,016
Rockwell Collins, Inc.	400	22,540
United Technologies Corp.	1,900	110,143
		812,763
Air Transportation — 0.1%
Southwest Airlines Co.	800	14,392
Apparel, Textiles & Shoes — 0.7%
Coach, Inc.(a)	600	20,748
Jones Apparel Group, Inc.	300	10,611
Liz Claiborne, Inc.	300	12,294
Nike, Inc. Cl. B	400	34,040
Nordstrom, Inc.	1,100	43,098
VF Corp.	200	11,380
		132,171
Automotive & Parts — 0.4%
Ford Motor Co.(b)	3,900	31,044
General Motors Corp.(b)	1,200	25,524
Genuine Parts Co.(b)	300	13,149
The Goodyear Tire & Rubber Co.(a) (b)	500	7,240
		76,957
Banking, Savings & Loans — 8.0%
AmSouth Bancorporation	600	16,230
Bank of America Corp.	6,751	307,441
BB&T Corp.(b)	800	31,360
Capital One Financial Corp.	800	64,416
Comerica, Inc.(b)	300	17,391
Compass Bancshares, Inc.	200	10,122
Fannie Mae	1,400	71,960
Fifth Third Bancorp(b)	800	31,488
First Horizon National Corp.	200	8,330
Freddie Mac	1,000	61,000

1

Golden West Financial Corp.(b)	400	$27,160
JP Morgan Chase & Co.	5,300	220,692
KeyCorp	1,200	44,160
M&T Bank Corp.	100	11,414
Marshall and Ilsley Corp.	100	4,358
Mellon Financial Corp.	700	24,920
National City Corp.	800	27,920
North Fork Bancorporation, Inc.	50	1,441
Regions Financial Corp.	770	27,081
SLM Corp.	600	31,164
Sovereign Bancorp, Inc.	400	8,764
State Street Corp.	600	36,258
SunTrust Banks, Inc.	500	36,380
Synovus Financial Corp.	300	8,127
U.S. Bancorp	2,700	82,350
Wachovia Corp.	2,445	137,042
Washington Mutual, Inc.	1,481	63,120
Wells Fargo & Co.	2,500	159,675
Zions Bancorp	200	16,546
		1,588,310
Beverages — 1.7%
Anheuser-Busch Cos., Inc.	100	4,277
Brown-Forman Corp. Cl. B	200	15,394
The Coca-Cola Co.	1,700	71,179
Coca-Cola Enterprises, Inc.	500	10,170
Constellation Brands, Inc. Cl. A(a)	400	10,020
The Pepsi Bottling Group, Inc.	400	12,156
PepsiCo, Inc.	3,800	219,602
		342,798
Broadcasting, Publishing & Printing — 1.4%
Dow Jones & Co., Inc.(b)	100	3,930
Gannett Co., Inc.	500	29,960
Knight Ridder, Inc.(b)	100	6,321
The McGraw-Hill Companies, Inc.	400	23,048
Meredith Corp.	100	5,579
Time Warner, Inc.	10,900	183,011
Tribune Co.	100	2,743
Univision Communications, Inc. Cl. A(a)	500	17,235
		271,827
Building Materials & Construction — 0.4%
Louisiana-Pacific Corp.	1,900	51,680
Masco Corp.	400	12,996
Vulcan Materials Co.	100	8,665
		73,341
Chemicals — 1.0%
Dow Chemical Co.	2,300	93,357
Engelhard Corp.	300	11,883
Monsanto Co.	700	59,325

2

Rohm & Haas Co.	500	$24,435
Tronox, Inc. Cl. B(a)	101	1,709
		190,709
Commercial Services — 1.7%
Allied Waste Industries, Inc.(a)	3,000	36,690
Donnelley (R.R.) & Sons Co.	100	3,272
eBay, Inc.(a) (b)	2,700	105,462
Equifax, Inc.	300	11,172
Fluor Corp.	300	25,740
Moody’s Corp.	1,000	71,460
Paychex, Inc.	500	20,785
PerkinElmer, Inc.	300	7,041
Quest Diagnostics, Inc.	100	5,130
Ryder System, Inc.(b)	100	4,478
Waste Management, Inc.	1,300	45,890
		337,120
Communications — 0.8%
Ciena Corp.(a) (b)	1,100	5,731
Citizens Communications Co.	4,300	57,061
L-3 Communications Holdings, Inc.	300	25,737
Network Appliance, Inc.(a)	600	21,618
Qualcomm, Inc.	400	20,244
Tellabs, Inc.(a)	1,500	23,850
		154,241
Communications Equipment — 0.5%
Motorola, Inc.	4,500	103,095
Computer Integrated Systems Design — 0.4%
Autodesk, Inc.(a)	800	30,816
Computer Sciences Corp.(a)	900	49,995
Parametric Technology Corp.(a)	210	3,429
Teradyne, Inc.(a)	300	4,653
		88,893
Computers & Information — 5.0%
Apple Computer, Inc.(a)	2,500	156,800
Cisco Systems, Inc.(a)	15,500	335,885
Dell, Inc.(a)	200	5,952
EMC Corp.(a)	4,300	58,609
International Business Machines Corp.	3,900	321,633
International Game Technology	800	28,176
Jabil Circuit, Inc.(a) (b)	900	38,574
Lexmark International, Inc.(a)	200	9,076
Solectron Corp.(a)	11,400	45,600
		1,000,305
Computers & Office Equipment — 1.6%
Electronic Data Systems Corp.	100	2,683
Hewlett-Packard Co.	8,300	273,070

3

Pitney Bowes, Inc.(b)	400	$17,172
Xerox Corp.(a) (b)	1,500	22,800
		315,725
Containers — 0.4%
Ball Corp.	200	8,766
Pactiv Corp.(a)	1,200	29,448
Sealed Air Corp.(b)	300	17,361
Temple-Inland, Inc.	400	17,820
		73,395
Cosmetics & Personal Care — 1.8%
Colgate-Palmolive Co.	100	5,710
Kimberly-Clark Corp.	600	34,680
The Procter & Gamble Co.	5,292	304,925
The Estee Lauder Cos., Inc. Cl. A	200	7,438
		352,753
Data Processing & Preparation — 0.8%
Affiliated Computer Services, Inc. Cl. A(a)	100	5,966
Automatic Data Processing, Inc.	1,000	45,680
First Data Corp.	1,300	60,866
Fiserv, Inc.(a)	350	14,893
IMS Health, Inc.	200	5,154
NCR Corp.(a)	500	20,895
		153,454
Electric Utilities — 2.9%
Ameren Corp.	200	9,964
American Electric Power Co.	1,600	54,432
CenterPoint Energy, Inc.	400	4,772
Cinergy Corp.	400	18,164
Consolidated Edison, Inc.(b)	600	26,100
Constellation Energy Group, Inc.	200	10,942
Dominion Resources, Inc.(b)	400	27,612
DTE Energy Co.	400	16,036
Duke Energy Corp.(b)	2,500	72,875
Edison International	1,200	49,416
Entergy Corp.	300	20,682
Exelon Corp.	700	37,030
FirstEnergy Corp.	500	24,450
FPL Group, Inc.	600	24,084
NiSource, Inc.	400	8,088
PG&E Corp.	1,000	38,900
Pinnacle West Capital Corp.	200	7,820
PPL Corp.	500	14,700
Progress Energy, Inc.	600	26,388
Public Service Enterprise Group, Inc.	600	38,424
Southern Co.	900	29,493
TXU Corp.	600	26,856
		587,228

4

Electrical Equipment & Electronics — 5.8%
Advanced Micro Devices, Inc.(a)	2,000	$66,320
Altera Corp.(a)	600	12,378
Analog Devices, Inc.	700	26,803
Broadcom Corp. Cl. A(a)	800	34,528
Emerson Electric Co.	700	58,541
Freescale Semiconductor, Inc. Cl. B(a)	1,872	51,985
General Electric Co.	15,200	528,656
Intel Corp.	4,000	77,400
Johnson Controls, Inc.	300	22,779
KLA-Tencor Corp.	300	14,508
LSI Logic Corp.(a)	700	8,092
Micron Technology, Inc.(a)	1,000	14,720
Molex, Inc.	200	6,640
National Semiconductor Corp.	700	19,488
Novellus Systems, Inc.(a)	2,000	48,000
Nvidia Corp.(a) (b)	600	34,356
QLogic Corp.(a)	200	3,870
Rockwell Automation, Inc.	300	21,573
Sanmina-SCI Corp.(a)	1,000	4,100
Texas Instruments, Inc.	2,900	94,163
		1,148,900
Energy — 9.9%
Amerada Hess Corp.(b)	300	42,720
Anadarko Petroleum Corp.	300	30,303
Burlington Resources, Inc.	600	55,146
Chesapeake Energy Corp.	600	18,840
Chevron Corp.	2,421	140,345
ConocoPhillips(b)	2,300	145,245
Devon Energy Corp.	2,200	134,574
Exxon Mobil Corp.	10,400	632,944
Kerr-McGee Corp.	499	47,645
KeySpan Corp.	400	16,348
Kinder Morgan, Inc.	200	18,398
Marathon Oil Corp.	1,800	137,106
Nicor, Inc.(b)	500	19,780
Occidental Petroleum Corp.	1,400	129,710
Peoples Energy Corp.(b)	100	3,564
Schlumberger Ltd.	1,500	189,855
Sempra Energy	900	41,814
Sunoco, Inc.	300	23,271
Transocean, Inc.(a)	800	64,240
Valero Energy Corp.	1,100	65,758
Xcel Energy, Inc.(b)	600	10,890
		1,968,496
Entertainment & Leisure — 1.0%
The Walt Disney Co.	7,300	203,597

5

Financial Services — 8.4%
American Express Co.	1,800	$94,572
Ameriprise Financial, Inc.	460	20,728
Archstone-Smith Trust	700	34,139
Bear Stearns Companies, Inc.	500	69,350
CIT Group, Inc.	900	48,168
Citigroup, Inc.	7,700	363,671
Countrywide Financial Corp.	2,398	88,007
Federated Investors, Inc. Cl. B	100	3,905
Franklin Resources, Inc.	300	28,272
The Goldman Sachs Group, Inc.	1,300	204,048
Huntington Bancshares, Inc.	400	9,652
Janus Capital Group, Inc.	1,900	44,023
Lehman Brothers Holdings, Inc.	1,100	158,983
Merrill Lynch & Co., Inc.	2,500	196,900
Morgan Stanley	3,100	194,742
PNC Financial Services Group, Inc.	900	60,579
Price (T. Rowe) Group, Inc.	200	15,642
Public Storage, Inc.	100	8,123
The Charles Schwab Corp.	900	15,489
		1,658,993
Food Retailers — 0.3%
Starbucks Corp.(a)	1,800	67,752
Foods — 2.2%
Archer-Daniels-Midland Co.	3,200	107,680
Campbell Soup Co.(b)	400	12,960
ConAgra Foods, Inc.	1,200	25,752
General Mills, Inc.	1,500	76,020
Heinz (H. J.) Co.	100	3,792
Kellogg Co.	100	4,404
The Kroger Co.(a)	5,100	103,836
McCormick & Co., Inc.	200	6,772
Safeway, Inc.(b)	2,100	52,752
Sara Lee Corp.	1,100	19,668
SuperValu, Inc.(b)	900	27,738
Sysco Corp.	100	3,205
		444,579
Forest Products & Paper — 0.1%
International Paper Co.	100	3,457
Plum Creek Timber Co., Inc.	100	3,693
Weyerhaeuser Co.	200	14,486
		21,636
Healthcare — 1.4%
Caremark Rx, Inc.(a)	600	29,508
Coventry Health Care, Inc.(a)	250	13,495
Express Scripts, Inc.(a) (b)	800	70,320
HCA, Inc.	700	32,053
Health Management Associates, Inc. Cl. A	200	4,314

6

Humana, Inc.(a)	200	$10,530
Laboratory Corp. of America Holdings(a)	200	11,696
Manor Care, Inc.	300	13,305
UnitedHealth Group, Inc.	1,600	89,376
		274,597
Home Construction, Furnishings & Appliances — 0.4%
Harman International Industries, Inc.	100	11,088
Lennar Corp. Cl. A	300	18,114
Whirlpool Corp.(b)	500	45,735
		74,937
Household Products — 0.9%
Black & Decker Corp.	200	17,378
The Clorox Co.(b)	100	5,985
Corning, Inc.(a)	2,600	69,966
Fortune Brands, Inc.	100	8,062
Newell Rubbermaid, Inc.	1,200	30,228
Snap-on, Inc.(b)	100	3,812
The Stanley Works(b)	200	10,132
The Sherwin-Williams Co.	600	29,664
		175,227
Industrial - Diversified — 0.9%
3M Co.	100	7,569
Cooper Industries Ltd. Cl. A	100	8,690
Danaher Corp.(b)	400	25,420
Eaton Corp.	200	14,594
ITT Industries, Inc.	400	22,488
Tyco International Ltd.	3,600	96,768
		175,529
Insurance — 7.0%
ACE Ltd.	1,500	78,015
Aetna, Inc.	1,000	49,140
AFLAC, Inc.	600	27,078
Allstate Corp.	1,900	99,009
Ambac Financial Group, Inc.	100	7,960
American International Group, Inc.	3,900	257,751
Aon Corp.	1,000	41,510
Chubb Corp.(b)	500	47,720
Cigna Corp.	600	78,372
Cincinnati Financial Corp.	220	9,255
Genworth Financial, Inc. Cl. A	1,200	40,116
The Hartford Financial Services Group, Inc.	500	40,275
Jefferson-Pilot Corp.	300	16,782
Lincoln National Corp.	700	38,213
Loews Corp.	100	10,120
Marsh & McLennan Companies, Inc.	900	26,424
MBIA, Inc.(b)	300	18,039
Metlife, Inc.	2,300	111,251
MGIC Investment Corp.	300	19,989

7

Principal Financial Group, Inc.	1,100	$53,680
Progressive Corp.	300	31,278
Prudential Financial, Inc.	1,400	106,134
Safeco Corp.	200	10,042
St. Paul Travelers Cos.	1,130	47,223
Torchmark Corp.	200	11,420
UnumProvident Corp.(b)	1,100	22,528
WellPoint, Inc.(a)	1,100	85,173
		1,384,497
Machinery & Components — 1.3%
Baker Hughes, Inc.	600	41,040
Caterpillar, Inc.	1,200	86,172
Cummins, Inc.	400	42,040
Dover Corp.	300	14,568
Ingersoll-Rand Co. Cl. A	700	29,253
Parker Hannifin Corp.	600	48,366
		261,439
Manufacturing — 0.3%
Applied Materials, Inc.	2,900	50,779
Avery Dennison Corp.	200	11,696
Millipore Corp.(a) (b)	100	7,306
		69,781
Medical Supplies — 1.6%
Agilent Technologies, Inc.(a)	2,000	75,100
Allergan, Inc.	200	21,700
Applera Corp. — Applied Biosystems Group	700	18,998
Bausch & Lomb, Inc.	200	12,740
Baxter International, Inc.	800	31,048
Becton, Dickinson & Co.	1,400	86,212
Fisher Scientific International, Inc.(a)	300	20,415
Medtronic, Inc.	400	20,300
St. Jude Medical, Inc.(a)	100	4,100
Thermo Electron Corp.(a)	100	3,709
Waters Corp.(a)	400	17,260
		311,582
Metals & Mining — 0.8%
Allegheny Technologies, Inc.	100	6,118
Freeport-McMoRan Copper & Gold, Inc. Cl. B	900	53,793
Newmont Mining Corp.	100	5,189
Nucor Corp.	700	73,353
Phelps Dodge Corp.	300	24,159
United States Steel Corp.	100	6,067
		168,679
Pharmaceuticals — 8.3%
Abbott Laboratories	2,900	123,163
AmerisourceBergen Corp.	900	43,443
Amgen, Inc.(a)	2,300	167,325
Biogen Idec, Inc.(a)	600	28,254

8

Bristol-Myers Squibb Co.	2,300	$56,603
Cardinal Health, Inc.(b)	600	44,712
Chiron Corp.(a) (b)	200	9,162
Eli Lilly & Co.	300	16,590
Genzyme Corp.(a)	400	26,888
Hospira, Inc.(a)	200	7,892
Johnson & Johnson	3,900	230,958
King Pharmaceuticals, Inc.(a)	500	8,625
McKesson Corp.	1,300	67,769
Medco Health Solutions, Inc.(a)	600	34,332
Merck & Co., Inc.	7,000	246,610
Mylan Laboratories, Inc.	2,400	56,160
Pfizer, Inc.	14,300	356,356
Schering-Plough Corp.	100	1,899
Watson Pharmaceutical, Inc.(a) (b)	200	5,748
Wyeth	2,600	126,152
		1,658,641
Photography Equipment/Supplies — 0.1%
Eastman Kodak Co.	600	17,064
Prepackaged Software — 3.4%
Adobe Systems, Inc.(a)	1,000	34,920
BMC Software, Inc.(a)	2,100	45,486
CA, Inc.	806	21,931
Citrix Systems, Inc.(a)	1,200	45,480
Compuware Corp.(a)	700	5,481
Intuit, Inc.(a)	300	15,957
Microsoft Corp.	15,100	410,871
Novell, Inc.(a)	700	5,376
Oracle Corp.(a)	6,331	86,671
		672,173
Real Estate — 0.4%
Equity Office Properties Trust	600	20,148
Equity Residential REIT	400	18,716
ProLogis	400	21,400
Simon Property Group, Inc. REIT	200	16,828
		77,092
Restaurants — 0.8%
Darden Restaurants, Inc.	600	24,618
McDonald’s Corp.	3,000	103,080
Wendy’s International, Inc.	100	6,205
Yum! Brands, Inc.	600	29,316
		163,219
Retail — 3.6%
AutoZone, Inc.(a)	100	9,968
Best Buy Co., Inc.	1,050	58,727
Big Lots, Inc.(a)	300	4,188
Circuit City Stores, Inc.(b)	500	12,240
Costco Wholesale Corp.	1,100	59,576

9

Federated Department Stores, Inc.	693	$50,589
The Home Depot, Inc.	1,200	50,760
J.C. Penney Co., Inc.	1,100	66,451
Lowe’s Companies, Inc.	1,900	122,398
Office Depot, Inc.(a)	1,500	55,860
Sears Holdings Corp.(a)	400	52,756
Staples, Inc.	100	2,552
The TJX Companies, Inc.	1,100	27,291
Walgreen Co.	200	8,626
Wal-Mart Stores, Inc.	2,700	127,548
		709,530
Retail — Grocery — 0.1%
Albertson’s, Inc.	1,000	25,670
Telephone Utilities — 3.3%
AT&T, Inc.	10,648	287,922
BellSouth Corp.	3,100	107,415
CenturyTel, Inc.	300	11,736
Qwest Communications International, Inc.(a) (b)	7,000	47,600
Sprint Nextel Corp.	5,194	134,213
Verizon Communications, Inc.	1,900	64,714
		653,600
Tobacco — 1.4%
Altria Group, Inc.	3,100	219,666
Reynolds American, Inc.(b)	500	52,750
UST, Inc.(b)	100	4,160
		276,576
Toys, Games — 0.1%
Hasbro, Inc.	400	8,440
Mattel, Inc.	500	9,065
		17,505
Transportation — 1.6%
Burlington Northern Santa Fe Corp.	800	66,664
CSX Corp.	300	17,940
FedEx Corp.	600	67,752
Norfolk Southern Corp.	1,400	75,698
Union Pacific Corp.	500	46,675
United Parcel Service, Inc. Cl. B	500	39,690
		314,419
Travel — 0.1%
Sabre Holdings Corp. Cl. A(b)	800	18,824
TOTAL EQUITIES (Cost $18,332,973)		19,698,969

10

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 7.5%
Cash Equivalents — 6.7%(c)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	$38,841	$38,841
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	25,893	25,893
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	18,125	18,125
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	25,893	25,893
Bank of America 4.770%	05/16/2006	19,923	19,923
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	25,893	25,893
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	38,839	38,839
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	15,536	15,536
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	44,018	44,018
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	15,536	15,536
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	59,554	59,554
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	38,839	38,839
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	25,893	25,893
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	38,839	38,839
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	25,893	25,893
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	13,379	13,379
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	25,893	25,893
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	36,250	36,250
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	10,357	10,357
Freddie Mac Discount Note 4.711%	05/03/2006	9,194	9,194
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	51,381	51,381
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	25,893	25,893

11

Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	$38,839	$38,839
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	32,366	32,366
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	17,089	17,089
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	36,250	36,250
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	51,786	51,786
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	33,661	33,661
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	38,839	38,839
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	18,125	18,125
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	25,893	25,893
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	12,946	12,946
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	51,786	51,786
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	18,125	18,125
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	79,240	79,240
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	36,250	36,250
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	51,786	51,786
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	51,786	51,786
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	38,839	38,839
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	25,893	25,893
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	38,839	38,839
			1,328,200

12

Repurchase Agreements — 0.8%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.250%, due 04/03/2006(d)	$165,259	$165,259
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		1,493,459
TOTAL INVESTMENTS — 106.8% (Cost $19,826,432)(e)		$21,192,428
Other Assets/(Liabilities) — (6.8%)		(1,351,612)
NET ASSETS — 100.0%		$19,840,816

Notes to Portfolio of Investments

REIT -  Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $165,304. Collateralized by a U.S. Government Agency obligation with a rate of 3.889%, maturity date of 09/01/2033 and an aggregate market value, including accrued interest, of 173,522.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MML Small Cap Equity Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 92.5%
COMMON STOCK
Aerospace & Defense — 1.6%
HEICO Corp.(a)	50,600	$1,603,514
Apparel, Textiles & Shoes — 3.4%
Carter’s, Inc.(b)	26,800	1,808,732
Hot Topic, Inc.(b)	105,000	1,522,500
		3,331,232
Banking, Savings & Loans — 10.1%
Alabama National Bancorp	15,700	1,073,880
Centennial Bank Holdings, Inc.(a) (b)	68,300	799,110
First Republic Bank	51,150	1,934,493
First State Bancorp	22,200	589,632
Hanmi Financial Corp.	36,700	662,802
Pacific Capital Bancorp	69,554	2,353,707
UMB Financial Corp.	17,900	1,257,117
Webster Financial Corp.	28,380	1,375,295
		10,046,036
Broadcasting, Publishing & Printing — 3.1%
Emmis Communications Corp. Cl. A(a) (b)	53,400	854,400
Gray Television, Inc.	145,700	1,223,880
Lin TV Corp. Cl. A(b)	108,600	977,400
		3,055,680
Building Materials & Construction — 1.6%
Interline Brands, Inc.(b)	64,975	1,639,319
Chemicals — 5.7%
MacDermid, Inc.	46,500	1,494,975
Rockwood Holdings, Inc.(b)	44,400	1,022,088
Spartech Corp.	73,000	1,752,000
West Pharmaceutical Services, Inc.	39,300	1,364,496
		5,633,559
Commercial Services — 8.2%
ADVO, Inc.	45,300	1,449,600
FTI Consulting, Inc.(a) (b)	35,300	1,007,109
G&K Services, Inc. Cl. A	49,400	2,101,476
Universal Technical Institute, Inc.(b)	38,800	1,167,880
Valassis Communications, Inc.(b)	33,500	983,895
Wright Express Corp.(b)	50,700	1,422,135
		8,132,095
Computers & Information — 1.1%
Schawk, Inc.	43,700	1,136,637

1

Electrical Equipment & Electronics — 9.2%
Baldor Electric Co.	78,200	$2,648,634
Cognex Corp.	34,000	1,007,760
Entegris, Inc.(b)	203,026	2,160,197
Micrel, Inc.(b)	98,400	1,458,288
Teleflex, Inc.	26,300	1,883,869
		9,158,748
Energy — 7.4%
Headwaters, Inc.(a) (b)	37,000	1,472,230
Rowan Companies, Inc.	23,500	1,033,060
Unit Corp.(b)	33,500	1,867,625
W-H Energy Services, Inc.(b)	66,000	2,936,340
		7,309,255
Financial Services — 8.3%
Chittenden Corp.	55,050	1,594,798
Eaton Vance Corp.(a)	114,200	3,126,796
Fidelity Bankshares, Inc.	40,150	1,350,244
Jefferies Group, Inc.(a)	37,500	2,193,750
		8,265,588
Heavy Machinery — 1.6%
RBC Bearings, Inc.(b)	77,701	1,592,871
Home Construction, Furnishings & Appliances — 1.5%
Fossil, Inc.(a) (b)	78,750	1,463,175
Household Products — 1.2%
Trex Company, Inc.(a) (b)	36,700	1,163,390
Industrial - Diversified — 1.3%
Carlisle Companies, Inc.	15,500	1,267,900
Insurance — 3.8%
Harleysville Group, Inc.	25,800	766,002
HCC Insurance Holdings, Inc.	55,950	1,947,060
IPC Holdings Ltd.	38,200	1,071,510
		3,784,572
Machinery & Components — 9.1%
Actuant Corp. Cl. A(a)	25,900	1,585,598
IDEX Corp.	45,500	2,373,735
Kaydon Corp.(a)	49,900	2,013,964
Roper Industries, Inc.	63,900	3,107,457
		9,080,754
Medical Supplies — 3.7%
Coherent, Inc.(b)	68,400	2,401,524
II-VI, Inc.(b)	72,600	1,313,334
		3,714,858
Metals & Mining — 1.5%
Matthews International Corp. Cl. A	39,000	1,492,140

2

Pharmaceuticals — 0.7%
Charles River Laboratories International, Inc.(a) (b)	15,000	$735,300
Prepackaged Software — 1.0%
Dendrite International, Inc.(b)	72,200	985,530
Restaurants — 1.3%
RARE Hospitality International, Inc.(b)	35,800	1,246,914
Transportation — 6.1%
Heartland Express, Inc.	57,215	1,246,715
Landstar System, Inc.	49,300	2,175,116
Robinson (C.H.) Worldwide, Inc.	53,400	2,621,406
		6,043,237
TOTAL EQUITIES (Cost $62,518,701)		91,882,304

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 20.9%
Cash Equivalents — 12.9%(c)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	$374,466	$374,466
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	249,640	249,640
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	174,748	174,748
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	249,640	249,640
Bank of America 4.770%	05/16/2006	192,086	192,086
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	249,640	249,640
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	374,460	374,460
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	149,784	149,784
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	424,388	424,388
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	149,784	149,784
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	574,172	574,172
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	374,460	374,460
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	249,640	249,640
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	374,460	374,460

3

Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	$249,640	$249,640
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	128,987	128,987
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	249,640	249,640
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	349,496	349,496
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	99,856	99,856
Freddie Mac Discount Note 4.711%	05/03/2006	88,644	88,644
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	495,378	495,378
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	249,640	249,640
Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	374,460	374,460
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	312,050	312,050
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	164,762	164,762
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	349,496	349,496
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	499,280	499,280
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	324,532	324,532
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	374,460	374,460
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	174,748	174,748
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	249,640	249,640
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	124,820	124,820
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	499,280	499,280
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	174,748	174,748
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	763,973	763,973
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	349,496	349,496
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	499,280	499,280
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	499,280	499,280

4

UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	$374,460	$374,460
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	249,640	249,640
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	374,460	374,460
			12,805,514
Repurchase Agreements — 8.0%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.250%, due 04/03/2006(d)		7,897,915	7,897,915
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			20,703,429
TOTAL INVESTMENTS — 113.4% (Cost $83,222,130)(e)			$112,585,733
Other Assets/(Liabilities) — (13.4%)			(13,304,357)
NET ASSETS — 100.0%			$99,281,376

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $7,900,054. Collaterized by U.S. Government Agency obligations with a rate of 7.375%, maturity date of 06/25/2024, and an aggregate market value, including accrued interest, of $8,292,811.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MML Small Company Opportunities Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 90.6%
COMMON STOCK
Air Transportation — 1.4%
Republic Airways Holdings, Inc.(a)	77,600	$1,149,256
Apparel, Textiles & Shoes — 1.5%
Citi Trends, Inc.(a) (b)	31,100	1,236,536
Banking, Savings & Loans — 11.4%
Columbia Banking Systems, Inc.	55,800	1,867,068
Financial Institutions, Inc.	47,300	893,497
First Republic Bank	43,400	1,641,388
First State Bancorp	63,300	1,681,248
IBERIABANK Corp.	23,500	1,329,395
Preferred Bank/Los Angeles, CA	28,000	1,413,720
Smithtown Bancorp, Inc.	7,600	260,300
Synergy Financial Group, Inc.	1,870	27,152
		9,113,768
Broadcasting, Publishing & Printing — 1.5%
Saga Communications, Inc. Cl. A(a)	126,175	1,220,112
Commercial Services — 13.1%
Ambassadors Group, Inc.	49,400	1,254,760
Casella Waste Systems, Inc. Cl. A(a)	101,700	1,445,157
Forrester Research, Inc.(a)	83,422	1,861,979
iPayment, Inc.(a)	8,500	364,225
Multi-Color Corp.	66,418	1,995,861
On Assignment, Inc.(a)	101,000	1,108,980
Standard Parking Corp.(a)	48,500	1,351,695
Team, Inc.(a)	33,300	1,107,558
		10,490,215
Computer Integrated Systems Design — 3.4%
Ansoft Corp.(a)	8,100	337,689
NCI, Inc. Cl. A(a)	95,700	1,339,800
SI International, Inc.(a)	29,400	1,033,410
		2,710,899
Data Processing & Preparation — 1.2%
HMS Holdings Corp.(a)	112,700	986,125
Electrical Equipment & Electronics — 15.6%
Axsys Technologies, Inc.(a)	92,750	1,581,387
AZZ, Inc.(a)	55,700	1,370,220
Bel Fuse, Inc. Cl. B	39,300	1,376,679
The Eastern Co.	35,900	752,105
EMS Technologies, Inc.(a)	46,400	836,592

1

Entegris, Inc.(a)	149,295	$1,588,499
LaBarge, Inc.(a)	129,000	1,928,550
Nu Horizons Electronics Corp.(a)	158,688	1,350,435
Orbit International Corp.(a)	101,600	980,440
Ultralife Batteries, Inc.(a) (b)	57,300	736,305
		12,501,212
Energy — 1.6%
RPC, Inc.	55,775	1,274,459
Entertainment & Leisure — 3.9%
Pinnacle Entertainment, Inc.(a) (b)	66,000	1,859,220
Steinway Musical Instruments, Inc.(a)	38,200	1,230,804
		3,090,024
Financial Services — 2.4%
Boston Private Financial Holdings, Inc.(b)	56,700	1,915,893
Healthcare — 2.6%
Bio-Imaging Technologies, Inc.(a)	85,000	361,250
Bio-Reference Labs, Inc.(a) (b)	93,700	1,690,348
		2,051,598
Home Construction, Furnishings & Appliances — 2.1%
Movado Group, Inc.	72,100	1,664,068
Insurance — 4.6%
Donegal Group, Inc. Cl. A	75,066	1,958,472
Safety Insurance Group, Inc.	37,400	1,707,684
		3,666,156
Machinery & Components — 0.9%
Met-Pro Corp.	54,488	721,421
Medical Supplies — 9.4%
ADE Corp. (a)	43,500	1,331,970
Excel Technology, Inc.(a)	45,683	1,346,278
II-VI, Inc. (a)	78,129	1,413,354
Measurement Specialties, Inc.(a) (b)	57,800	1,511,470
Neogen Corp.(a)	78,055	1,912,348
		7,515,420
Metals & Mining — 2.2%
Gibraltar Industries, Inc.	59,150	1,742,559
Pharmaceuticals — 0.5%
Stratagene Corp.	39,000	429,000
Prepackaged Software — 3.3%
Applix, Inc. (a)	107,200	817,936
MSC.Software Corp.(a) (b)	91,300	1,821,435
		2,639,371
Retail — 2.8%
Big 5 Sporting Goods Corp.	37,400	732,292
Sportsman’s Guide, Inc.(a)	58,600	1,552,314
		2,284,606

2

Transportation — 5.2%
Knight Transportation, Inc.(b)	46,837	$925,031
Marten Transport Ltd. (a)	76,425	1,382,528
Old Dominion Freight Line, Inc.(a)	45,900	1,237,005
Vitran Corp., Inc.(a)	32,300	648,261
		4,192,825
TOTAL EQUITIES (Cost $58,036,924)		72,595,523

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 18.2%
Cash Equivalents — 9.4%(c)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	$220,576	$220,576
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	147,053	147,053
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	102,937	102,937
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	147,053	147,053
Bank of America 4.770%	05/16/2006	113,150	113,150
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	147,053	147,053
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	220,579	220,579
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	88,232	88,232
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	249,990	249,990
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	88,232	88,232
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	338,221	338,221
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	220,579	220,579
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	147,053	147,053
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	220,579	220,579
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	147,053	147,053
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	75,981	75,981
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	147,053	147,053

3

Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	$205,874	$205,874
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	58,821	58,821
Freddie Mac Discount Note 4.711%	05/03/2006	52,216	52,216
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	291,807	291,807
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	147,053	147,053
Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	220,579	220,579
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	183,816	183,816
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	97,055	97,055
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	205,874	205,874
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	294,106	294,106
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	191,169	191,169
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	220,579	220,579
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	102,937	102,937
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	147,053	147,053
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	73,526	73,526
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	294,106	294,106
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	102,937	102,937
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	450,025	450,025
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	205,874	205,874
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	294,106	294,106
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	294,106	294,106
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	220,579	220,579
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	147,053	147,053
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	220,579	220,579
			7,543,204

4

Repurchase Agreements — 8.8%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.250%, due 04/03/2006(d)	$6,997,613	$6,997,613
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		14,540,817
TOTAL INVESTMENTS — 108.8% (Cost $72,577,741)(e)		$87,136,340
Other Assets/(Liabilities) — (8.8%)		(7,055,680)
NET ASSETS — 100.0%		$80,080,660

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $6,999,508. Collateralized by U.S. Government Agency obligation with a rate of 4.019%, maturity date of 04/01/2034, and an aggregate market value, including accrued interest, of $7,347,494.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

Notes to Portfolio of Investments (Unaudited)

1.                 The Fund

MML Series Investment Fund II (“MML II Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 28, 2005, as amended. The following are eight series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”): MML Money Market Fund (“Money Market Fund”), MML Inflation-Protected Bond Fund (“Inflation-Protected Bond Fund”), MML Managed Bond Fund (“Managed Bond Fund”), MML Blend Fund (“Blend Fund”), MML Equity Fund (“Equity Fund”), MML Enhanced Index Core Equity Fund (“Enhanced Index Core Equity Fund”), MML Small Cap Equity Fund (“Small Cap Equity Fund”) and MML Small Company Opportunities Fund (“Small Company Opportunities Fund”).

The MML II Trust was established by Massachusetts Mutual Life Insurance Company (“MassMutual”) for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of MML II Trust are not offered to the general public.

2.                 Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“Trustees”), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all the Funds, excluding the Money Market Fund, short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not

1

readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending

The Inflation-Protected Bond Fund, Managed Bond Fund, Blend Fund, Equity Fund, Enhanced Index Core Equity Fund, Small Cap Equity Fund and Small Company Opportunities Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the Inflation-Protected Bond Fund, Blend Fund, Equity Fund, Enhanced Index Core Equity Fund, Small Cap Equity Fund and Small Company Opportunities Fund taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At March 31, 2006, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities
	on Loan	Collateral
Managed Bond Fund	$38,266,218	$39,403,866
Blend Fund	63,945,664	65,850,343
Equity Fund	87,147,072	90,692,115
Enhanced Index Core Equity Fund	1,284,692	1,328,200
Small Cap Equity Fund	12,366,577	12,805,514
Small Company Opportunities Fund	7,152,825	7,543,204

For each Fund, the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in the process of recall from the brokers. At March 31, 2006, the Funds listed below had securities on loan with pending sales.

Market Value of Pending Sales
Blend Fund	$218,982
Enhanced Index Core Equity Fund	93,255

2

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject

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to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At March 31, 2006, the Funds had no open forward foreign currency contracts.

Delayed Delivery Transactions, When Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

A summary of open forward commitments for the Managed Bond Fund and the Blend Fund at March 31, 2006 is as follows:

	Expiration	Aggregate			Unrealized
	of	Face Value		Market	Appreciation
Forward Commitment Contracts to Buy	Contracts	of Contracts	Cost	Value	(Depreciation)
Managed Bond Fund
FNMA TBA
5.5% 04/01/2021	April-06	$11,650,000	$11,658,191	$11,576,278	$(81,913)
Blend Fund
FNMA TBA
4.5% 05/01/2021	May-06	$8,900,000	$8,577,375	$8,500,890	$(76,485)
5.0% 04/01/2036	April-06	7,000,000	6,774,688	6,663,125	(111,563)
5.5% 04/01/2036	April-06	8,540,000	8,374,538	8,334,506	(40,032)
					$(228,080)

Financial Futures Contracts

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds

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as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Managed Bond Fund and the Blend Fund at March 31, 2006 is as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation/ (Depreciation)
Managed Bond Fund
BUYS
370	U.S. Treasury Note 5 year	06/14/06	$38,863,235	$(219,686)
Blend Fund
BUYS
190	U.S. Treasury Note 5 year	07/06/06	$19,843,125	$112,812

Swaps

The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on swaps (collectively defined as “swap transactions”).

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

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The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If the Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund’s accrued obligation under the agreement.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

A summary of open swap agreements for the Managed Bond Fund and the Blend Fund at March 31, 2006 is as follows:

Managed Bond Fund

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
2,000,000 USD	12/20/2010	Agreement with Barclays Bank, dated 9/21/05 to pay 0.85% times the notional amount. The Fund receives payment only upon the default of an entity within the Dow Jones CDX.NA.HVol.5 Index.	$(17,678)
4,000,000 USD	12/20/2010	Agreement with Goldman Sachs, dated 10/07/05 to pay 0.85% times the notional amount. The Fund receives payment only upon the default of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(40,860)
1,000,000 USD	12/20/2009	Agreement with Barclays Bank, dated 12/14/2005 to pay 0.55% times the notional amount. The Fund receives payment only upon a default of Cox Communications, Inc. Bond, 4.625% due 1/15/2010.	(3,914)
4,000,000 USD	12/20/2010	Agreement with Barclays Bank, dated 10/27/05 to pay 0.85% times the notional amount. The Fund receives payment only upon the default of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(48,119)
5,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/6/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc.-X	265
5,000,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/6/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	(3,019)

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5,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/9/06 to pay 0.12% times the notional amount. The Fund receives payment only upon a default event of Wells Fargo & Company Note.	$4,443
5,000,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/9/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Bank of America Corporation Senior Note.	(1,931)
5,000,000 USD	3/20/2011	Agreement with Barclays Bank, dated 1/9/06 to pay 0.23% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Senior Note.	(9,922)
5,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/10/06 to pay 0.13% times the notional amount. The Fund receives payment only upon a default event of Wachovia Corporation Senior Note.	2,326
4,000,000 USD	3/20/2011	Agreement with Barclays Bank, dated 2/3/06 to pay 0.85% times the notional amount. The Fund receives payment only upon the default of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(18,211)
14,000,000 USD	4/1/2007	Agreement with Goldman Sachs International, dated 3/16/06 to receive 0.296% times the notional amount. The Fund makes payment only upon a default event of Lehman CMBS AAA, 8.5%.	7,581
14,000,000 USD	10/12/2052	Agreement with Goldman Sachs International, dated 3/16/06 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of Lehman CMBX.NA.A.1.	(55,242)
4,000,000 USD	12/20/2010	Agreement with Barclays Bank, dated 3/20/06 to pay 0.85% times the notional amount. The Fund receives payment only upon the default of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(20,897)
750,000 USD	6/20/2013	Agreement with Barclays Bank, dated 3/29/06 to pay 0.71% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corporation Medium Term Note.	10,418
Interest Rate Swaps
14,100,000 USD	12/14/2009	Agreement with Bank of America, dated 12/08/05 to pay the notional amount multiplied by 4.498% and to receive the notional amount multiplied by the 3 Month Floating Rate Libor.	420,490
25,780,000 USD	12/12/2012	Agreement with Bank of America, dated 12/08/05 to receive the notional amount multiplied by 4.764% and to pay the notional amount multiplied by the 3 Month Floating Rate Libor.	(806,276)

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31,620,000 USD	12/12/2025	Agreement with Bank of America, dated 12/08/05 to pay the notional amount multiplied by 5.214% and to receive the notional amount multiplied by the 3 Month Floating Rate Libor.	$1,013,461
19,040,000 USD	12/12/2035	Agreement with Bank of America, dated 12/8/05 to receive the notional amount multiplied by 5.267% and to pay the notional amount multiplied by the 3 Month Floating Rate Libor.	(608,146)
			$(175,231)

Blend Fund

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
1,400,000 USD	12/20/2010	Agreement with Barclays Bank, dated 9/21/05 to pay 0.85% times the notional amount. The Fund receives payment only upon the default of an entity within the Dow Jones CDX.NA.HVol.5 Index.	$(12,374)
2,700,000 USD	12/20/2010	Agreement with Barclays Bank, dated 10/27/05 to pay 0.85% times the notional amount. The Fund receives payment only upon the default of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(32,481)
2,800,000 USD	12/20/2010	Agreement with Barclays Bank, dated 3/20/06 to pay 0.85% times the notional amount. The Fund receives payment only upon the default of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(14,628)
2,800,000 USD	3/20/2011	Agreement with Barclays Bank, dated 2/3/06 to pay 0.85% times the notional amount. The Fund receives payment only upon the default of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(16,185)
2,750,000 USD	12/20/2010	Agreement with Goldman Sachs, dated 10/07/05 to pay 0.85% times the notional amount. The Fund receives payment only upon the default of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(28,091)
700,000 USD	12/20/2009	Agreement with Barclays Bank, dated 12/14/05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Bond, 4.625% due 1/15/2010.	(2,740)
3,500,000 USD	3/20/2011	Agreement with Bank of America, dated 1/6/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc. - X.	185
3,500,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/6/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	(2,113)
3,500,000 USD	3/20/2011	Agreement with Bank of America, dated 1/9/06 to pay 0.12% times the notional amount. The Fund receives payment only upon a default event of Wells Fargo & Company Note.	3,110

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3,500,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/9/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Bank of America Corporation Senior Note.	$(1,352)
3,500,000 USD	3/20/2011	Agreement with Barclays Bank PLC, dated 1/9/06 to pay 0.23% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Senior Note.	(6,945)
3,500,000 USD	3/20/2011	Agreement with Bank of America, dated 1/10/06 to pay 0.13% times the notional amount. The Fund receives payment only upon a default event of Wachovia Corporation Senior Note.	1,628
500,000 USD	6/20/2013	Agreement with Barclays Bank, dated 3/29/06 to pay 0.71% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corporation Medium Term Note.	7,420
10,000,000 USD	4/1/2007	Agreement with Goldman Sachs International, dated 3/16/06 to receive 0.296% times the notional amount. The Fund makes payment only upon a default event of Lehman CMBS AAA, 8.5%.	5,415
10,000,000 USD	10/12/2052	Agreement with Goldman Sachs International, dated 3/16/06 to pay .35% times the notional amount. The Fund receives payment only upon a default event of Lehman CMBX.NA.A.1.	(39,457)
Interest Rate Swaps
14,100,000 USD	12/14/2009	Agreement with Bank of America, dated 12/08/2005 to receive the notional amount multiplied by the 3 Month Floating Rate Libor and to pay the notional amount multiplied by 4.498%..	420,490
25,780,000 USD	12/12/2012	Agreement with Bank of America, dated 12/08/2005 to receive the notional amount multiplied by 4.764% and to pay the notional amount multiplied by the 3 Month Floating Rate Libor.	(806,276)
31,620,000 USD	12/12/2025	Agreement with Bank of America, dated 12/08/2005 to pay the notional amount multiplied by 5.214% and to receive the notional amount multiplied by the 3 Month Floating Rate Libor.	1,013,461
19,040,000 USD	12/12/2035	Agreement with Bank of America, dated 12/8/2005 to receive the notional amount multiplied by 5.267% and to pay the notional amount multiplied by the 3 Month Floating Rate Libor.	(608,146)
			$(119,079)

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a periodic coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury

9

securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Foreign Securities

The Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities issued by U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

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3.              Federal Income Tax Information

At March 31, 2006, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal	Tax Basis	Tax Basis	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Inflation-Protected Bond Fund	$196,521,401	$105,412	$(8,312,161)	$(8,206,749)
Managed Bond Fund	446,239,750	3,654,314	(8,452,238)	(4,797,924)
Blend Fund	846,508,251	148,871,159	(7,347,593)	141,523,566
Equity Fund	1,240,597,984	135,520,736	(22,336,178)	113,184,558
Enhanced Index Core Equity Fund	19,826,432	1,560,601	(194,605)	1,365,996
Small Cap Equity Fund	83,222,130	31,843,843	(2,480,240)	29,363,603
Small Company Opportunities Fund	72,577,741	16,142,350	(1,583,751)	14,558,599

Note: The aggregate cost for investments for the Money Market Fund as of March 31, 2006, is the same for financial reporting and Federal income tax purposes.

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Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II
By	/s/ David W. O’Leary
David W. O’Leary, President and Principal Executive Officer
Date	5/24/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David W. O’Leary
David W. O’Leary, President and Principal Executive Officer
Date	5/24/06
By	/s/ James S. Collins
James S. Collins, Treasurer and Principal Financial Officer
Date	5/24/06